Schedule of Investments
Principal Active High Yield ETF
September 30, 2025 (unaudited)
INVESTMENT COMPANIES - 9 .65 % Shares Held Value
Money Market Funds - 9 .65% - —
Principal Government Money Market Fund,
Class R-6 4.04%
(a),(b),(c)
24,406,480 $ 24,406,480
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.10%
(a)
15,050,166 15,050,166
TOTAL INVESTMENT COMPANIES a $ 39,456,646
BONDS - 91 .47%
Principal
Amount Value
Aerospace & Defense - 1 .43% — —
Bombardier, Inc.
7.50%, 02/01/2029
(d)
$ 1,727,000 $ 1,799,506
TransDigm, Inc.
6.75%, 01/31/2034
(d)
3,928,000 4,061,391
$ 5,860,897
Airlines - 0 .72%
American Airlines, Inc./AAdvantage Loyalty IP
Ltd.
5.75%, 04/20/2029
(d)
2,068,224 2,076,136
Grupo Aeromexico SAB de CV
8.63%, 11/15/2031
(d)
732,000 731,012
United Airlines Pass-Through Trust , Class B
3.65%, 07/07/2027 127,678 126,993
$ 2,934,141
Banks - 2 .82%
Barclays PLC
(USD Swap Rate NY 5 Year + 3.69%),
7.63%, 03/15/2035
(e),(f),(g),(h)
2,025,000 2,145,860
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%),
8.00%, 03/15/2029
(e),(f)
3,432,000 3,632,933
UBS Group AG
(USD Swap Rate NY 5 Year + 3.08%),
7.00%, 02/10/2030
(d),(e),(f),(g)
5,623,000 5,762,169
$ 11,540,962
Building Materials - 2 .49%
AmeriTex HoldCo Intermediate LLC
7.63%, 08/15/2033
(d)
4,156,000 4,325,517
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(d)
5,878,000 5,879,869
$ 10,205,386
Chemicals - 4 .32%
Advancion Sciences, Inc.
9.25%, PIK 10.00%, 11/01/2026
(d),(i)
2,653,414 2,348,272
Consolidated Energy Finance SA
5.63%, 10/15/2028
(d)
3,785,000 3,152,872
12.00%, 02/15/2031
(d),(h)
2,005,000 1,834,588
Inversion Escrow Issuer LLC
6.75%, 08/01/2032
(d)
459,000 452,167
Olympus Water U.S. Holding Corp.
6.25%, 10/01/2029
(d),(h)
6,330,000 6,146,404
Vibrantz Technologies, Inc.
9.00%, 02/15/2030
(d),(h)
6,617,000 3,738,605
$ 17,672,908
Commercial Services - 4 .97%
Block, Inc.
6.00%, 08/15/2033
(d)
3,976,000 4,071,583
EquipmentShare.com, Inc.
8.00%, 03/15/2033
(d)
4,961,000 5,302,029
8.63%, 05/15/2032
(d)
529,000 571,132
Garda World Security Corp.
6.00%, 06/01/2029
(d),(h)
2,805,000 2,780,944
8.38%, 11/15/2032
(d)
3,457,000 3,588,458
Veritiv Operating Co.
10.50%, 11/30/2030
(d)
3,741,000 4,014,946
$ 20,329,092
Computers - 2 .35%
McAfee Corp.
7.38%, 02/15/2030
(d),(h)
6,372,000 5,910,612
NCR Atleos Corp.
9.50%, 04/01/2029
(d)
3,413,000 3,694,648
$ 9,605,260
BONDS (continued)
Principal
Amount Value
Diversified Financial Services - 8 .85%
Credit Acceptance Corp.
9.25%, 12/15/2028
(d)
$ 5,433,000 $ 5,708,078
Freedom Mortgage Holdings LLC
7.88%, 04/01/2033
(d)
851,000 876,680
9.13%, 05/15/2031
(d)
5,817,000 6,186,682
Global Aircraft Leasing Co. Ltd.
8.75%, 09/01/2027
(d)
5,867,000 6,061,421
Jane Street Group/JSG Finance, Inc.
6.75%, 05/01/2033
(d)
5,145,000 5,343,773
OneMain Finance Corp.
3.50%, 01/15/2027 420,000 410,475
4.00%, 09/15/2030 5,374,000 4,995,435
6.63%, 01/15/2028 824,000 843,806
Rfna LP
7.88%, 02/15/2030
(d)
1,395,000 1,421,316
TrueNoord Capital DAC
8.75%, 03/01/2030
(d)
4,104,000 4,360,496
$ 36,208,162
Electric - 7 .07%
California Buyer Ltd./Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(d)
6,068,000 6,219,281
Clearway Energy Operating LLC
3.75%, 02/15/2031
(d)
5,977,000 5,486,845
GenOn Energy, Inc.
0.00%, 10/15/2020
(j),(k),(l)
3,100,000 —
Lightning Power LLC
7.25%, 08/15/2032
(d)
5,595,000 5,923,516
NRG Energy, Inc.
5.75%, 01/15/2034
(d),(m)
2,720,000 2,717,224
6.00%, 01/15/2036
(d),(m)
2,725,000 2,725,391
Vistra Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%),
7.00%, 12/15/2026
(d),(e),(f)
2,425,000 2,462,030
Vistra Operations Co. LLC
4.38%, 05/01/2029
(d)
3,465,000 3,392,446
$ 28,926,733
Entertainment - 3 .46%
Caesars Entertainment, Inc.
6.50%, 02/15/2032
(d)
4,957,000 5,056,081
Cinemark USA, Inc.
5.25%, 07/15/2028
(d)
4,241,000 4,217,597
7.00%, 08/01/2032
(d)
1,681,000 1,747,152
Warnermedia Holdings, Inc.
5.05%, 03/15/2042 1,398,000 1,116,051
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
6.25%, 03/15/2033
(d)
1,980,000 2,010,650
$ 14,147,531
Food - 2 .96%
B&G Foods, Inc.
8.00%, 09/15/2028
(d)
4,165,000 4,035,518
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029
(d)
4,939,000 5,150,127
Fiesta Purchaser, Inc.
7.88%, 03/01/2031
(d)
1,630,000 1,720,193
9.63%, 09/15/2032
(d),(h)
1,119,000 1,208,063
$ 12,113,901
Forest Products & Paper - 0 .52%
Mercer International, Inc.
5.13%, 02/01/2029 1,334,000 983,312
12.88%, 10/01/2028
(d)
1,268,000 1,153,951
$ 2,137,263
Healthcare - Services - 3 .83%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029
(d)
6,007,000 5,880,743
Concentra Health Services, Inc.
6.88%, 07/15/2032
(d)
4,365,000 4,532,537

Schedule of Investments
Principal Active High Yield ETF
September 30, 2025 (unaudited)
BONDS (continued)
Principal
Amount Value
Healthcare - Services (continued)
Global Medical Response, Inc.
7.38%, 10/01/2032
(d)
$ 1,847,000 $ 1,901,136
LifePoint Health, Inc.
8.38%, 02/15/2032
(d)
3,141,000 3,347,389
$ 15,661,805
Home Builders - 1 .43%
Adams Homes, Inc.
9.25%, 10/15/2028
(d)
3,811,000 3,976,321
K Hovnanian Enterprises, Inc.
8.38%, 10/01/2033
(d)
1,825,000 1,871,085
$ 5,847,406
Household Products & Wares - 0 .22%
Kronos Acquisition Holdings, Inc.
10.75%, 06/30/2032
(d)
1,655,000 902,523
Investment Companies - 1 .63%
Icahn Enterprises LP/Icahn Enterprises Finance
Corp.
4.38%, 02/01/2029 6,861,000 5,922,480
10.00%, 11/15/2029
(d)
727,000 730,212
$ 6,652,692
Lodging - 0 .65%
Wynn Macau Ltd.
5.63%, 08/26/2028
(d)
2,663,000 2,660,294
Machinery - Diversified - 1 .20%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(d)
4,631,000 4,908,217
Media - 3 .65%
Directv Financing LLC
8.88%, 02/01/2030
(d)
839,000 832,045
Directv Financing LLC/Directv Financing Co-
Obligor, Inc.
5.88%, 08/15/2027
(d)
1,417,000 1,415,410
10.00%, 02/15/2031
(d)
2,690,000 2,686,051
Discovery Communications LLC
4.13%, 05/15/2029 2,173,000 2,091,512
DISH Network Corp.
11.75%, 11/15/2027
(d)
2,117,000 2,240,330
iHeartCommunications, Inc.
4.75%, 01/15/2028
(d),(h)
879,000 760,335
Sinclair Television Group, Inc.
8.13%, 02/15/2033
(d)
4,774,000 4,899,413
$ 14,925,096
Metal Fabrication & Hardware - 1 .08%
TMS International Corp.
6.25%, 04/15/2029
(d)
4,541,000 4,403,508
Mining - 2 .88%
First Quantum Minerals Ltd.
8.00%, 03/01/2033
(d)
5,264,000 5,558,031
Taseko Mines Ltd.
8.25%, 05/01/2030
(d)
5,856,000 6,202,347
$ 11,760,378
Oil & Gas - 4 .67%
Aethon United BR LP/Aethon United Finance
Corp.
7.50%, 10/01/2029
(d)
5,845,000 6,095,727
Matador Resources Co.
6.25%, 04/15/2033
(d)
7,941,000 7,978,315
Sunoco LP
5.88%, 03/15/2034
(d)
5,092,000 5,047,913
$ 19,121,955
Packaging & Containers - 3 .12%
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032
(d)
2,231,000 2,288,694
8.75%, 04/15/2030
(d)
1,681,000 1,726,795
LABL, Inc.
5.88%, 11/01/2028
(d)
1,571,000 1,217,219
8.63%, 10/01/2031
(d),(h)
1,173,000 861,726
9.50%, 11/01/2028
(d)
1,190,000 1,010,950
BONDS (continued)
Principal
Amount Value
Packaging & Containers (continued)
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027
(d)
$ 1,832,000 $ 1,849,959
9.25%, 04/15/2027
(d)
3,798,000 3,806,690
$ 12,762,033
Pharmaceuticals - 3 .45%
1261229 BC Ltd.
10.00%, 04/15/2032
(d)
2,995,000 3,070,031
Endo Finance Holdings, Inc.
8.50%, 04/15/2031
(d),(h)
4,637,000 4,974,894
Jazz Securities DAC
4.38%, 01/15/2029
(d)
6,239,000 6,078,260
$ 14,123,185
Pipelines - 3 .95%
Energy Transfer LP
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%),
6.50%, 02/15/2056
(f)
8,146,000 8,107,817
Venture Global LNG, Inc.
8.38%, 06/01/2031
(d)
383,000 402,139
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.44%),
9.00%, 09/30/2029
(d),(e),(f)
2,002,000 1,984,141
9.50%, 02/01/2029
(d)
5,146,000 5,671,021
$ 16,165,118
REITs - 5 .45%
Arbor Realty SR, Inc.
7.88%, 07/15/2030
(d)
5,394,000 5,671,464
CBL & Associates LP
0.00%, 12/15/2026
(j),(k),(l)
6,000,000 —
EF Holdco/EF Cayman Holdings/Ellington Fin
REIT Cayman/TRS/EF Cayman Non-MTM
7.38%, 09/30/2030
(d),(m)
4,020,000 4,030,227
Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp.
4.75%, 06/15/2029
(d)
7,181,000 7,046,651
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL
Capital LLC
6.00%, 01/15/2030
(d)
5,061,000 4,582,258
Uniti Group LP/Uniti Group Finance 2019, Inc./
CSL Capital LLC
8.63%, 06/15/2032
(d),(h)
993,000 948,665
$ 22,279,265
Retail - 6 .16%
Bath & Body Works, Inc.
6.63%, 10/01/2030
(d)
567,000 579,642
6.75%, 07/01/2036 2,142,000 2,204,229
6.95%, 03/01/2033 1,137,000 1,187,107
Carvana Co.
11.00%, PIK 13.00%, 06/01/2030
(d),(i)
5,633,000 5,893,340
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.
4.63%, 01/15/2029
(d)
2,435,000 2,317,482
6.75%, 01/15/2030
(d)
1,275,000 1,196,502
Park River Holdings, Inc.
5.63%, 02/01/2029
(d)
1,900,000 1,861,927
8.00%, 03/15/2031
(d),(m)
3,028,000 3,066,378
Specialty Building Products Holdings LLC/SBP
Finance Corp.
7.75%, 10/15/2029
(d)
2,884,000 2,929,562
Victra Holdings LLC/Victra Finance Corp.
8.75%, 09/15/2029
(d),(h)
3,757,000 3,938,737
$ 25,174,906
Semiconductors - 1 .40%
Kioxia Holdings Corp.
6.25%, 07/24/2030
(d)
754,000 769,083
6.63%, 07/24/2033
(d)
4,823,000 4,958,189
$ 5,727,272

Schedule of Investments
Principal Active High Yield ETF
September 30, 2025 (unaudited)
BONDS (continued)
Principal
Amount Value
Telecommunications - 3 .80%
Digicel International Finance Ltd./Difl U.S. LLC
8.63%, 08/01/2032
(d)
$ 4,913,000 $ 5,051,464
EchoStar Corp.
10.75%, 11/30/2029 3,725,731 4,098,938
Viasat, Inc.
7.50%, 05/30/2031
(d),(h)
6,071,000 5,697,025
Windstream Services LLC
7.50%, 10/15/2033
(d),(m)
436,000 435,882
Zayo Group Holdings, Inc.
9.25%, 03/09/2030
(d)
258,823 247,823
$ 15,531,132
Transportation - 0 .94%
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/2032
(d)
3,713,000 3,843,215
TOTAL BONDS a $ 374,132,236
SENIOR FLOATING RATE INTERESTS
- 4 .49%
Principal
Amount Value
Airlines - 0 .47% – —
American Airlines, Inc., 2025 Term Loan
(CME Term Secured Overnight Financing
Rate 3 Month + 2.25%),
6.58%, 04/20/2028 $ 1,911,896 $ 1,907,919
Commercial Services - 0 .07%
Veritiv Corp., Term Loan B
(CME Term Secured Overnight Financing
Rate 3 Month + 4.00%),
8.00%, 11/30/2030 302,707 299,259
Food - 0 .66%
Fiesta Purchaser, Inc., 2024 Term Loan B
(CME Term Secured Overnight Financing
Rate 1 Month + 2.75%),
6.91%, 02/12/2031 2,720,683 2,713,609
Forest Products & Paper - 0 .10%
Spectrum Group Buyer, Inc., 2022 Term Loan B
(CME Term Secured Overnight Financing
Rate 3 Month + 6.50%),
10.81%, 05/19/2028 458,034 405,552
Healthcare - Services - 0 .61%
LifePoint Health, Inc., 2024 1st Lien Term Loan
B
(CME Term Secured Overnight Financing
Rate 3 Month + 3.75%),
8.07%, 05/19/2031 2,517,017 2,510,473
Household Products & Wares - 0 .19%
Kronos Acquisition Holdings, Inc., 2024 Term
Loan
(CME Term Secured Overnight Financing
Rate 3 Month + 4.00%),
8.00%, 07/08/2031 1,054,350 772,638
Insurance - 1 .48%
Asurion LLC, 2021 2nd Lien Term Loan B4
(CME Term Secured Overnight Financing
Rate 1 Month + 5.25%),
9.53%, 01/20/2029 6,344,727 6,060,103
Media - 0 .29%
iHeartCommunications, Inc., 2024 Term Loan
(CME Term Secured Overnight Financing
Rate 1 Month + 5.78%),
10.05%, 05/01/2029 1,354,763 1,180,757
Pharmaceuticals - 0 .24%
Endo Luxembourg Finance Co. I SARL, 2024
1st Lien Term Loan
(CME Term Secured Overnight Financing
Rate 1 Month + 4.00%),
8.16%, 04/23/2031 955,350 956,745
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount Value
Telecommunications - 0 .38%
Zayo Group Holdings, Inc., USD Term Loan
(CME Term Secured Overnight Financing
Rate 1 Month + 3.00%),
7.28%, 03/09/2027 $ 1,588,218 $ 1,563,410
TOTAL SENIOR FLOATING RATE
INTERESTS a $ 18,370,465
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 1 .72%
Principal
Amount Value
U.S. Treasury Notes - 1 .72% – –
3.88%, 04/30/2030 $ 6,986,500 $ 7,030,711
TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS a $ 7,030,711
Total Investments
107.33%
$ 438,990,058
Other Assets and Liabilities - (7.33%) (30,007,121)
TOTAL NET ASSETS - 100.00% $ 408,982,937
(a)
1-day yield shown as of period end.
(b)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $24,406,480 or 5.97% of net assets.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $336,265,288 or 82.22% of net assets.
(e)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g)
Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $7,908,029 or 1.93% of net assets.
(h)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $23,856,285 or 5.83% of net assets.
(i)
Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(j)
Security is defaulted.
(k)
Non-income producing security.
(l)
The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(m)
Securities purchased on a when-issued basis.

Schedule of Investments
Principal Active High Yield ETF
September 30, 2025 (unaudited)
Affiliated Securities
June 30, 2025
Value
Purchases
Cost
Sales
Proceeds
September 30, 2025
Value
Principal Government Money Market Fund, Class R-6 4.04% $ 14,446,840 $ 30,750,483 $ 20,790,843 $ 24,406,480
$ 14,446,840 $ 30,750,483 $ 20,790,843 $ 24,406,480
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 4.04% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Select ETF
September 30, 2025 (unaudited)
COMMON STOCKS - 98 .57 % Shares Held Value
Aerospace & Defense - 0 .93% - —
Boeing Co.
(a)
1,592 $ 343,601
Auto Manufacturers - 1 .99%
Tesla, Inc.
(a)
1,662 739,125
Banks - 3 .49%
JPMorgan Chase & Co. 4,104 1,294,525
Building Materials - 2 .43%
CRH PLC 4,416 529,479
Modine Manufacturing Co.
(a)
1,817 371,606
$ 901,085
Chemicals - 1 .65%
Linde PLC 1,289 612,275
Commercial Services - 0 .73%
Service Corp. International 3,274 272,462
Computers - 6 .50%
Apple, Inc. 8,640 2,200,003
Western Digital Corp. 1,786 214,427
$ 2,414,430
Cosmetics & Personal Care - 1 .04%
Procter & Gamble Co. 2,510 385,661
Diversified Financial Services - 6 .11%
Ameriprise Financial, Inc. 639 313,909
Nasdaq, Inc. 9,078 802,949
Visa, Inc., Class A 3,373 1,151,475
$ 2,268,333
Electric - 2 .28%
Constellation Energy Corp. 1,724 567,317
NRG Energy, Inc. 1,735 280,983
$ 848,300
Electrical Components & Equipment - 1 .93%
Eaton Corp. PLC 1,913 715,940
Environmental Control - 2 .29%
Republic Services, Inc. 3,703 849,764
Healthcare - Products - 2 .11%
Thermo Fisher Scientific, Inc. 1,615 783,307
Healthcare - Services - 0 .49%
HCA Healthcare, Inc. 431 183,692
Insurance - 2 .30%
Berkshire Hathaway, Inc., Class B
(a)
947 476,095
Progressive Corp. 1,537 379,562
$ 855,657
Internet - 14 .91%
Alphabet, Inc., Class A 7,890 1,918,059
Amazon.com, Inc.
(a)
6,516 1,430,718
Meta Platforms, Inc., Class A 1,516 1,113,320
Palo Alto Networks, Inc.
(a)
4,455 907,127
Reddit, Inc., Class A
(a)
717 164,903
$ 5,534,127
Investment Companies - 0 .53%
Riot Platforms, Inc.
(a)
10,396 197,836
Machinery - Construction & Mining - 1 .05%
BWX Technologies, Inc. 2,106 388,283
Mining - 0 .53%
Cameco Corp. 2,345 196,652
Miscellaneous Manufacturers - 1 .44%
Parker-Hannifin Corp. 704 533,738
Oil & Gas - 3 .40%
Exxon Mobil Corp. 4,226 476,481
Marathon Petroleum Corp. 3,901 751,879
Permian Resources Corp. 2,687 34,394
$ 1,262,754
Pharmaceuticals - 6 .51%
AbbVie, Inc. 2,304 533,468
Eli Lilly & Co. 558 425,754
McKesson Corp. 1,216 939,408
Novartis AG, ADR 4,032 517,064
$ 2,415,694
REITs - 1 .27%
Equinix, Inc. 410 321,128
Extra Space Storage, Inc. 1,075 151,511
$ 472,639
COMMON STOCKS (continued) Shares Held Value
Retail - 7 .24%
Casey's General Stores, Inc. 1,718 $ 971,220
Costco Wholesale Corp. 510 472,071
O'Reilly Automotive, Inc.
(a)
3,651 393,614
TJX Cos., Inc. 5,890 851,341
$ 2,688,246
Semiconductors - 13 .59%
Broadcom, Inc. 3,823 1,261,246
Lam Research Corp. 8,595 1,150,871
NVIDIA Corp. 14,102 2,631,151
$ 5,043,268
Software - 8 .81%
Broadridge Financial Solutions, Inc. 2,266 539,693
Microsoft Corp. 4,668 2,417,791
Salesforce, Inc. 376 89,112
ServiceNow, Inc.
(a)
242 222,708
$ 3,269,304
Telecommunications - 3 .02%
Motorola Solutions, Inc. 1,344 614,598
T-Mobile U.S., Inc. 2,118 507,007
$ 1,121,605
TOTAL COMMON STOCKS a $ 36,592,303
INVESTMENT COMPANIES - 1 .93 % Shares Held Value
Money Market Funds - 1 .93% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.10%
(b)
716,537 $ 716,537
TOTAL INVESTMENT COMPANIES a $ 716,537
Total Investments
100.50%
$ 37,308,840
Other Assets and Liabilities - (0.50%) (185,385)
TOTAL NET ASSETS - 100.00% $ 37,123,455
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.

Schedule of Investments
Principal Focused Blue Chip ETF
September 30, 2025 (unaudited)
COMMON STOCKS - 99 .84 % Shares Held Value
Aerospace & Defense - 6 .40% - —
TransDigm Group, Inc. 7,970 $ 10,504,619
Distribution & Wholesale - 1 .65%
Copart, Inc.
(a)
60,094 2,702,427
Diversified Financial Services - 11 .51%
Charles Schwab Corp. 40,361 3,853,265
Mastercard, Inc., Class A 13,503 7,680,641
Visa, Inc., Class A 21,529 7,349,570
$ 18,883,476
Electronics - 0 .00%
Amphenol Corp., Class A 23 2,846
Healthcare - Products - 3 .57%
Danaher Corp. 29,581 5,864,729
Internet - 27 .64%
Airbnb, Inc., Class A
(a)
29,192 3,544,493
Alphabet, Inc., Class C 28,118 6,848,139
Amazon.com, Inc.
(a)
104,840 23,019,719
Meta Platforms, Inc., Class A 8,501 6,242,964
Netflix, Inc.
(a)
4,748 5,692,472
$ 45,347,787
Lodging - 2 .86%
Hilton Worldwide Holdings, Inc. 18,056 4,684,449
Pharmaceuticals - 1 .96%
Zoetis, Inc. 22,011 3,220,649
Private Equity - 9 .92%
Brookfield Corp.
(b)
237,308 16,274,583
Real Estate - 2 .23%
CoStar Group, Inc.
(a)
43,432 3,664,358
Retail - 2 .10%
O'Reilly Automotive, Inc.
(a)
31,898 3,438,923
Semiconductors - 8 .26%
Broadcom, Inc. 17,396 5,739,115
NVIDIA Corp. 41,871 7,812,291
$ 13,551,406
Software - 21 .74%
Cadence Design Systems, Inc.
(a)
21,527 7,561,574
Microsoft Corp. 47,942 24,831,559
Roper Technologies, Inc. 6,562 3,272,404
$ 35,665,537
TOTAL COMMON STOCKS a $ 163,805,789
INVESTMENT COMPANIES - 3 .06 % Shares Held Value
Money Market Funds - 3 .06% - —
Principal Government Money Market Fund,
Class R-6 4.04%
(c),(d),(e)
4,528,000 $ 4,528,000
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.10%
(c)
488,417 488,417
TOTAL INVESTMENT COMPANIES a $ 5,016,417
Total Investments
102.90%
$ 168,822,206
Other Assets and Liabilities - (2.90%) (4,758,466)
TOTAL NET ASSETS - 100.00% $ 164,063,740
(a)
Non-income producing security.
(b)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $4,389,120 or 2.68% of net assets.
(c)
1-day yield shown as of period end.
(d)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,528,000 or 2.76% of net assets.

Schedule of Investments
Principal Focused Blue Chip ETF
September 30, 2025 (unaudited)
Affiliated Securities
June 30, 2025
Value
Purchases
Cost
Sales
Proceeds
September 30, 2025
Value
Principal Government Money Market Fund, Class R-6 4.04% $ — $ 4,896,000 $ 368,000 $ 4,528,000
$ — $ 4,896,000 $ 368,000 $ 4,528,000
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 4.04% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal International Equity ETF
September 30, 2025 (unaudited)
COMMON STOCKS - 98 .45 % Shares Held Value
Aerospace & Defense - 7 .18% - —
Airbus SE 137,872 $ 31,952,884
BAE Systems PLC 1,094,109 30,297,498
$ 62,250,382
Apparel - 3 .00%
PRADA SpA 2,371,600 14,262,605
Samsonite Group SA
(a)
5,499,900 11,774,470
$ 26,037,075
Banks - 11 .04%
AIB Group PLC 4,104,466 37,177,435
Erste Group Bank AG 316,693 30,934,894
National Bank of Greece SA 1,895,167 27,512,398
$ 95,624,727
Building Materials - 2 .92%
CRH PLC 211,454 25,264,708
Cosmetics & Personal Care - 3 .61%
Haleon PLC 6,987,750 31,238,358
Distribution & Wholesale - 2 .46%
Rexel SA 651,504 21,294,780
Electronics - 1 .51%
Hoya Corp. 94,400 13,069,885
Engineering & Construction - 0 .95%
Technip Energies NV 175,300 8,248,908
Entertainment - 2 .54%
Entain PLC 1,874,145 22,024,449
Healthcare - Products - 3 .35%
Smith & Nephew PLC 1,611,498 28,987,675
Healthcare - Services - 2 .12%
ICON PLC
(b)
105,195 18,409,125
Insurance - 9 .21%
AIA Group Ltd. 2,600,000 24,941,049
Hannover Rueck SE 98,443 29,657,076
Sompo Holdings, Inc. 813,300 25,160,412
$ 79,758,537
Internet - 8 .51%
Spotify Technology SA
(b)
20,154 14,067,492
Tencent Holdings Ltd. 319,973 27,260,789
Tencent Holdings Ltd., ADR 125,299 10,669,210
Trip.com Group Ltd. 283,600 21,720,212
$ 73,717,703
Machinery - Construction & Mining - 2 .18%
Weir Group PLC 513,086 18,852,141
Mining - 2 .72%
Teck Resources Ltd., Class B 536,775 23,546,823
Oil & Gas - 4 .57%
ARC Resources Ltd. 424,940 7,749,499
Suncor Energy, Inc. 761,926 31,885,155
$ 39,634,654
Pharmaceuticals - 3 .31%
AstraZeneca PLC 190,683 28,676,179
Retail - 4 .85%
Dollarama, Inc. 129,733 17,109,431
Yum China Holdings, Inc. 568,250 24,900,346
$ 42,009,777
Semiconductors - 13 .66%
ASML Holding NV 42,842 41,652,335
Samsung Electronics Co. Ltd. 665,431 39,791,640
Taiwan Semiconductor Manufacturing Co. Ltd.,
ADR 132,204 36,923,255
$ 118,367,230
Software - 1 .93%
Nemetschek SE 128,714 16,743,737
Telecommunications - 3 .75%
Deutsche Telekom AG 953,389 32,471,676
Toys, Games & Hobbies - 3 .08%
Nintendo Co. Ltd. 308,600 26,720,918
TOTAL COMMON STOCKS a $ 852,949,447
INVESTMENT COMPANIES - 1 .60 % Shares Held Value
Money Market Funds - 1 .60% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.10%
(c)
13,837,813 $ 13,837,813
TOTAL INVESTMENT COMPANIES a $ 13,837,813
Total Investments
100.05%
$ 866,787,260
Other Assets and Liabilities - (0.05%) (456,997)
TOTAL NET ASSETS - 100.00% $ 866,330,263
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $11,774,470 or 1.36% of net assets.
(b)
Non-income producing security.
(c)
1-day yield shown as of period end.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2025 (unaudited)
INVESTMENT COMPANIES - 1 .52 % Shares Held Value
Money Market Funds - 1 .52% - —
Principal Government Money Market Fund,
Class R-6 4.04%
(a),(b),(c)
976,845 $ 976,845
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.10%
(a)
940,312 940,312
TOTAL INVESTMENT COMPANIES a $ 1,917,157
BONDS - 98 .46%
Principal
Amount Value
Aerospace & Defense - 3 .19% — —
Boeing Co.
5.15%, 05/01/2030 $ 290,000 $ 297,585
5.81%, 05/01/2050 1,396,000 1,394,693
7.01%, 05/01/2064 298,000 344,981
Northrop Grumman Corp.
4.95%, 03/15/2053 230,000 211,113
5.25%, 07/15/2035 375,000 388,173
RTX Corp.
3.03%, 03/15/2052 809,000 533,316
6.10%, 03/15/2034 616,000 674,516
6.40%, 03/15/2054 158,000 176,772
$ 4,021,149
Agriculture - 2 .51%
BAT Capital Corp.
4.54%, 08/15/2047 595,000 498,931
4.63%, 03/22/2033 600,000 593,743
4.76%, 09/06/2049 823,000 700,393
5.83%, 02/20/2031 335,000 354,316
JBS USA LUX SARL/JBS USA Food Co./JBS
USA Foods Group
5.95%, 04/20/2035
(d)
485,000 509,494
Philip Morris International, Inc.
4.88%, 04/30/2035
(e)
510,000 510,292
$ 3,167,169
Airlines - 2 .88%
AS Mileage Plan IP Ltd.
5.02%, 10/20/2029
(d)
867,000 867,453
5.31%, 10/20/2031
(d)
454,000 451,900
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028
(d)
1,617,250 1,626,344
United Airlines Pass-Through Trust , Class A
5.88%, 08/15/2038 672,968 686,495
$ 3,632,192
Apparel - 0 .27%
Gildan Activewear, Inc.
4.70%, 10/07/2030
(d),(f)
340,000 339,487
Auto Manufacturers - 2 .14%
Ford Motor Credit Co. LLC
5.80%, 03/08/2029 600,000 608,875
6.13%, 03/08/2034 339,000 340,686
Hyundai Capital America
4.50%, 09/18/2030
(d)
520,000 517,524
5.30%, 06/24/2029
(d)
338,000 346,817
6.50%, 01/16/2029
(d)
836,000 886,166
$ 2,700,068
Banks - 27 .78%
AIB Group PLC
(180 Day Average Secured Overnight
Financing Rate + 1.65%),
5.32%, 05/15/2031
(d),(g)
600,000 617,743
(180 Day Average Secured Overnight
Financing Rate + 1.91%),
5.87%, 03/28/2035
(d),(g)
695,000 731,130
Bank of America Corp.
(180 Day Average Secured Overnight
Financing Rate + 1.32%),
2.69%, 04/22/2032
(g)
3,114,000 2,836,792
Barclays PLC
(180 Day Average Secured Overnight
Financing Rate + 1.91%),
5.34%, 09/10/2035
(g)
514,000 521,421
BONDS (continued)
Principal
Amount Value
Banks (continued)
CaixaBank SA
(180 Day Average Secured Overnight
Financing Rate + 1.79%),
5.58%, 07/03/2036
(d),(g)
$ 500,000 $ 512,115
Citigroup, Inc.
(180 Day Average Secured Overnight
Financing Rate + 1.94%),
3.79%, 03/17/2033
(g)
1,308,000 1,242,578
(180 Day Average Secured Overnight
Financing Rate + 1.49%),
5.17%, 09/11/2036
(g)
273,000 275,770
Cooperatieve Rabobank UA
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%),
4.99%, 05/27/2031
(d),(g)
290,000 296,125
Danske Bank AS
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
4.61%, 10/02/2030
(d),(g)
378,000 379,976
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.93%),
5.02%, 03/04/2031
(d),(g)
545,000 555,299
Deutsche Bank AG
(180 Day Average Secured Overnight
Financing Rate + 1.30%),
4.95%, 08/04/2031
(g)
307,000 309,903
(180 Day Average Secured Overnight
Financing Rate + 1.72%),
5.30%, 05/09/2031
(g)
385,000 394,380
(180 Day Average Secured Overnight
Financing Rate + 1.59%),
5.71%, 02/08/2028
(g)
485,000 493,812
Goldman Sachs Group, Inc.
(180 Day Average Secured Overnight
Financing Rate + 1.42%),
5.02%, 10/23/2035
(g)
851,000 856,658
(180 Day Average Secured Overnight
Financing Rate + 1.58%),
5.22%, 04/23/2031
(g)
1,300,000 1,344,337
(180 Day Average Secured Overnight
Financing Rate + 1.38%),
5.54%, 01/28/2036
(g)
565,000 589,772
(180 Day Average Secured Overnight
Financing Rate + 1.58%),
5.56%, 11/19/2045
(g)
384,000 389,925
(180 Day Average Secured Overnight
Financing Rate + 1.70%),
5.73%, 01/28/2056
(g)
400,000 414,708
HSBC Holdings PLC
(180 Day Average Secured Overnight
Financing Rate + 1.57%),
5.24%, 05/13/2031
(g)
314,000 323,122
(180 Day Average Secured Overnight
Financing Rate + 1.06%),
5.60%, 05/17/2028
(g)
1,311,000 1,338,532
(180 Day Average Secured Overnight
Financing Rate + 1.96%),
5.74%, 09/10/2036
(g)
268,000 273,443
(180 Day Average Secured Overnight
Financing Rate + 1.88%),
5.79%, 05/13/2036
(g)
726,000 765,944
Huntington Bancshares, Inc.
(180 Day Average Secured Overnight
Financing Rate + 1.87%),
5.71%, 02/02/2035
(g)
1,414,000 1,473,777
JPMorgan Chase & Co.
(180 Day Average Secured Overnight
Financing Rate + 1.64%),
5.58%, 07/23/2036
(g)
585,000 606,459

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2025 (unaudited)
BONDS (continued)
Principal
Amount Value
Banks (continued)
JPMorgan Chase & Co. (continued)
(180 Day Average Secured Overnight
Financing Rate + 1.81%),
6.25%, 10/23/2034
(g)
$ 1,726,000 $ 1,901,922
KeyBank NA
5.00%, 01/26/2033 1,335,000 1,343,602
Morgan Stanley
(180 Day Average Secured Overnight
Financing Rate + 1.51%),
5.19%, 04/17/2031
(g)
1,105,000 1,141,015
(180 Day Average Secured Overnight
Financing Rate + 1.56%),
5.32%, 07/19/2035
(g)
3,242,000 3,345,253
(180 Day Average Secured Overnight
Financing Rate + 1.71%),
5.52%, 11/19/2055
(g)
281,000 284,043
(180 Day Average Secured Overnight
Financing Rate + 1.76%),
5.66%, 04/17/2036
(g)
260,000 274,316
Morgan Stanley Private Bank NA
(180 Day Average Secured Overnight
Financing Rate + 1.08%),
4.73%, 07/18/2031
(g)
447,000 453,675
NatWest Group PLC
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%),
5.12%, 05/23/2031
(g)
240,000 246,093
PNC Financial Services Group, Inc.
(180 Day Average Secured Overnight
Financing Rate + 1.42%),
5.37%, 07/21/2036
(g)
314,000 323,127
(180 Day Average Secured Overnight
Financing Rate + 1.60%),
5.40%, 07/23/2035
(g)
388,000 401,634
(180 Day Average Secured Overnight
Financing Rate + 1.39%),
5.58%, 01/29/2036
(g)
325,000 339,106
(180 Day Average Secured Overnight
Financing Rate + 1.90%),
5.68%, 01/22/2035
(g)
1,770,000 1,866,528
(180 Day Average Secured Overnight
Financing Rate + 2.28%),
6.88%, 10/20/2034
(g)
236,000 267,377
Royal Bank of Canada
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%),
6.50%, 11/24/2085
(g)
880,000 871,484
Truist Financial Corp.
(180 Day Average Secured Overnight
Financing Rate + 2.45%),
7.16%, 10/30/2029
(g)
575,000 622,783
U.S. Bancorp
(180 Day Average Secured Overnight
Financing Rate + 1.30%),
5.08%, 05/15/2031
(g)
635,000 652,988
(180 Day Average Secured Overnight
Financing Rate + 1.41%),
5.42%, 02/12/2036
(e),(g)
375,000 388,291
(180 Day Average Secured Overnight
Financing Rate + 1.86%),
5.68%, 01/23/2035
(g)
954,000 1,004,458
UBS Group AG
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%),
4.75%, 05/12/2028
(d),(g)
853,000 860,297
Westpac Banking Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%),
4.11%, 07/24/2034
(g)
580,000 567,980
BONDS (continued)
Principal
Amount Value
Banks (continued)
Zions Bancorp NA
(180 Day Average Secured Overnight
Financing Rate + 1.16%),
4.70%, 08/18/2028
(g)
$ 347,000 $ 348,078
$ 35,047,771
Biotechnology - 0 .57%
Amgen, Inc.
5.60%, 03/02/2043 710,000 719,409
Chemicals - 0 .32%
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027
(d)
326,000 310,150
3.47%, 12/01/2050
(d)
133,000 92,094
$ 402,244
Computers - 2 .06%
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029 852,000 856,613
5.00%, 10/15/2034 833,000 826,523
5.60%, 10/15/2054 753,000 720,142
International Business Machines Corp.
5.70%, 02/10/2055 200,000 202,759
$ 2,606,037
Diversified Financial Services - 5 .33%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
3.85%, 10/29/2041 790 649
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%),
6.95%, 03/10/2055
(g)
257,000 269,001
Aircastle Ltd.
5.95%, 02/15/2029
(d)
207,000 215,881
Aircastle Ltd./Aircastle Ireland DAC
5.00%, 09/15/2030
(d)
507,000 510,796
5.75%, 10/01/2031
(d)
865,000 901,096
Atlas Warehouse Lending Co. LP
6.05%, 01/15/2028
(d)
349,000 356,994
Blackstone Holdings Finance Co. LLC
2.85%, 08/05/2051
(d)
342 216
Charles Schwab Corp.
(180 Day Average Secured Overnight
Financing Rate + 2.50%),
5.85%, 05/19/2034
(g)
317,000 339,264
Citadel Finance LLC
5.90%, 02/10/2030
(d)
1,330,000 1,349,405
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030
(d)
1,195,000 1,226,498
6.20%, 06/18/2035
(d)
276,000 289,931
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032
(d)
443,000 449,007
6.75%, 05/01/2033
(d)
789,000 819,482
$ 6,728,220
Electric - 10 .93%
AEP Transmission Co. LLC
5.38%, 06/15/2035 196,000 202,787
Alliant Energy Finance LLC
5.95%, 03/30/2029
(d)
207,000 216,599
Berkshire Hathaway Energy Co.
4.60%, 05/01/2053 500,000 429,789
Black Hills Corp.
4.55%, 01/31/2031
(f)
315,000 314,985
CMS Energy Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.96%),
6.50%, 06/01/2055
(g)
971,000 1,005,324
Commonwealth Edison Co.
4.00%, 03/01/2049 924,000 737,218
Consolidated Edison Co. of New York, Inc.
5.90%, 11/15/2053 156,000 162,746
Consumers Energy Co.
5.05%, 05/15/2035 340,000 345,897

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2025 (unaudited)
BONDS (continued)
Principal
Amount Value
Electric (continued)
DTE Energy Co.
5.20%, 04/01/2030 $ 500,000 $ 515,202
Duke Energy Carolinas LLC
3.75%, 06/01/2045 924,000 733,401
Duke Energy Florida LLC
6.20%, 11/15/2053 252,000 275,401
Exelon Corp.
5.60%, 03/15/2053 227,000 221,912
Indianapolis Power & Light Co.
5.70%, 04/01/2054
(d)
307,000 308,908
Interstate Power & Light Co.
5.60%, 06/29/2035 1,122,000 1,165,687
Louisville Gas & Electric Co.
5.85%, 08/15/2055 173,000 177,830
MidAmerican Energy Co.
4.40%, 10/15/2044 924,000 809,453
NextEra Energy Capital Holdings, Inc.
5.45%, 03/15/2035 362,000 374,414
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%),
6.38%, 08/15/2055
(g)
580,000 602,249
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%),
6.70%, 09/01/2054
(g)
827,000 855,526
NRG Energy, Inc.
2.00%, 12/02/2025
(d)
930,000 925,090
5.41%, 10/15/2035
(d),(f)
225,000 225,765
Pacific Gas & Electric Co.
3.25%, 06/01/2031 130,000 119,541
5.55%, 05/15/2029 394,000 405,560
Pinnacle West Capital Corp.
4.90%, 05/15/2028 590,000 599,383
Public Service Co. of Colorado
5.25%, 04/01/2053 211,000 199,790
Puget Sound Energy, Inc.
5.60%, 09/15/2055 200,000 198,758
Southern Power Co.
4.90%, 10/01/2035 435,000 428,997
Trans-Allegheny Interstate Line Co.
5.00%, 01/15/2031
(d)
125,000 128,163
Xcel Energy, Inc.
5.45%, 08/15/2033 1,063,000 1,099,726
$ 13,786,101
Environmental Control - 0 .18%
Waste Connections, Inc.
5.25%, 09/01/2035 220,000 226,682
Food - 3 .27%
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL
4.38%, 02/02/2052 746,400 586,832
JBS USA Holding Lux SARL/JBS USA Foods
Group Holdings, Inc./JBS USA Food Co.
6.38%, 04/15/2066
(d)
713,000 732,993
JBS USA LUX SARL/JBS USA Food Co./JBS
USA Foods Group
6.38%, 02/25/2055
(d)
571,000 594,522
Mars, Inc.
5.20%, 03/01/2035
(d)
1,235,000 1,262,338
5.70%, 05/01/2055
(d)
933,000 945,079
Sysco Corp.
3.15%, 12/14/2051 736 493
$ 4,122,257
Gas - 1 .61%
Boston Gas Co.
5.84%, 01/10/2035
(d)
240,000 253,147
NiSource, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
6.95%, 11/30/2054
(g)
758,000 788,801
BONDS (continued)
Principal
Amount Value
Gas (continued)
Southern California Gas Co.
5.05%, 09/01/2034 $ 372,000 $ 378,401
6.00%, 06/15/2055 590,000 617,768
$ 2,038,117
Healthcare - Services - 1 .14%
Centene Corp.
2.45%, 07/15/2028 557,000 517,583
UnitedHealth Group, Inc.
2.75%, 05/15/2040 940,000 700,420
5.75%, 07/15/2064 220,000 219,034
$ 1,437,037
Insurance - 3 .00%
Allianz SE
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%),
6.55%, 10/30/2033
(d),(e),(g),(h),(i)
400,000 412,960
American International Group, Inc.
5.45%, 05/07/2035 423,000 440,642
Aon North America, Inc.
5.75%, 03/01/2054 640,000 644,532
Arthur J Gallagher & Co.
2.40%, 11/09/2031 646,000 573,512
5.15%, 02/15/2035 150,000 151,773
Brown & Brown, Inc.
4.70%, 06/23/2028 221,000 223,110
5.55%, 06/23/2035 216,000 222,189
Corebridge Financial, Inc.
5.75%, 01/15/2034 231,000 242,983
Equitable America Global Funding
4.95%, 06/09/2030
(d)
225,000 229,496
Markel Group, Inc.
6.00%, 05/16/2054 204,000 208,154
MetLife, Inc.
5.00%, 07/15/2052 155,000 144,839
Northwestern Mutual Life Insurance Co.
6.17%, 05/29/2055
(d)
270,000 290,453
$ 3,784,643
Media - 3 .98%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.90%, 06/01/2052 513,000 347,451
5.85%, 12/01/2035 625,000 630,970
6.10%, 06/01/2029 1,330,000 1,395,693
6.48%, 10/23/2045 404,000 399,115
6.55%, 06/01/2034 859,000 915,450
6.70%, 12/01/2055 342,000 346,087
Comcast Corp.
5.35%, 05/15/2053 605,000 567,305
Paramount Global
4.20%, 05/19/2032 454,000 422,936
$ 5,025,007
Mining - 1 .86%
Glencore Funding LLC
5.19%, 04/01/2030
(d)
509,000 524,417
5.37%, 04/04/2029
(d)
1,415,000 1,458,011
6.13%, 10/06/2028
(d)
351,000 368,439
$ 2,350,867
Oil & Gas - 1 .35%
ConocoPhillips Co.
5.50%, 01/15/2055 409,000 400,676
Diamondback Energy, Inc.
5.75%, 04/18/2054 721,000 694,028
Occidental Petroleum Corp.
5.20%, 08/01/2029 606,000 614,907
$ 1,709,611
Packaging & Containers - 1 .87%
Packaging Corp. of America
5.20%, 08/15/2035 669,000 682,141
5.70%, 12/01/2033 836,000 885,214

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2025 (unaudited)
BONDS (continued)
Principal
Amount Value
Packaging & Containers (continued)
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030 $ 770,000 $ 791,548
$ 2,358,903
Pharmaceuticals - 1 .96%
AbbVie, Inc.
4.25%, 11/21/2049 333,000 280,546
5.50%, 03/15/2064 468,000 467,753
CVS Health Corp.
5.45%, 09/15/2035 412,000 419,252
Eli Lilly & Co.
5.50%, 02/12/2055 285,000 291,107
5.65%, 10/15/2065 372,000 384,105
Zoetis, Inc.
5.00%, 08/17/2035 620,000 626,188
$ 2,468,951
Pipelines - 5 .64%
Cheniere Energy Partners LP
5.55%, 10/30/2035
(d)
329,000 336,112
Cheniere Energy, Inc.
5.65%, 04/15/2034 240,000 247,400
DT Midstream, Inc.
4.13%, 06/15/2029
(d)
1,528,000 1,490,815
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054 121,000 119,210
Energy Transfer LP
3.75%, 05/15/2030 1,179,000 1,144,892
5.15%, 03/15/2045 390,000 349,989
5.25%, 07/01/2029 141,000 145,090
Kinder Morgan, Inc.
5.15%, 06/01/2030 320,000 330,105
5.40%, 02/01/2034 960,000 989,750
ONEOK, Inc.
4.40%, 10/15/2029 370,000 369,735
4.75%, 10/15/2031 698,000 698,223
5.70%, 11/01/2054 943,000 890,258
$ 7,111,579
Real Estate - 0 .72%
CoStar Group, Inc.
2.80%, 07/15/2030
(d)
986,000 902,662
REITs - 1 .61%
American Homes 4 Rent LP
2.38%, 07/15/2031 580,000 513,797
4.25%, 02/15/2028 119,000 118,711
5.50%, 07/15/2034 1,219,000 1,256,136
Broadstone Net Lease LLC
5.00%, 11/01/2032 150,000 149,104
Realty Income Corp.
3.10%, 12/15/2029 70 67
$ 2,037,815
Retail - 0 .31%
Lowe's Cos., Inc.
4.25%, 03/15/2031 400,000 397,411
Semiconductors - 4 .53%
Broadcom, Inc.
3.42%, 04/15/2033
(d)
395,000 365,562
4.35%, 02/15/2030 479,000 481,354
4.55%, 02/15/2032 232,000 233,612
4.90%, 02/15/2038 900,000 895,178
5.15%, 11/15/2031 343,000 356,394
5.20%, 07/15/2035 590,000 608,055
Intel Corp.
4.75%, 03/25/2050 557,000 471,847
Marvell Technology, Inc.
2.95%, 04/15/2031 466,000 430,372
5.45%, 07/15/2035 329,000 339,177
5.95%, 09/15/2033 591,000 634,090
Micron Technology, Inc.
5.80%, 01/15/2035 855,000 899,492
$ 5,715,133
BONDS (continued)
Principal
Amount Value
Shipbuilding - 0 .18%
Huntington Ingalls Industries, Inc.
5.75%, 01/15/2035 $ 218,000 $ 228,681
Software - 1 .66%
Oracle Corp.
3.95%, 03/25/2051 635,000 472,128
4.00%, 07/15/2046 456,000 355,212
4.80%, 09/26/2032 145,000 145,174
5.20%, 09/26/2035 360,000 361,982
5.95%, 09/26/2055 475,000 473,539
Synopsys, Inc.
5.70%, 04/01/2055 287,000 289,649
$ 2,097,684
Telecommunications - 4 .11%
AT&T, Inc.
3.50%, 09/15/2053 2,776,000 1,920,167
3.55%, 09/15/2055 331,000 228,098
T-Mobile USA, Inc.
2.55%, 02/15/2031 827,000 751,429
2.88%, 02/15/2031 1,155,000 1,064,876
5.13%, 05/15/2032 208,000 214,065
5.88%, 11/15/2055 489,000 499,496
Verizon Communications, Inc.
2.65%, 11/20/2040 698,000 504,833
$ 5,182,964
Transportation - 0 .63%
Norfolk Southern Corp.
5.10%, 05/01/2035 215,000 219,516
5.35%, 08/01/2054
(e)
585,000 576,072
$ 795,588
Water - 0 .87%
Essential Utilities, Inc.
2.40%, 05/01/2031 1,234,000 1,102,023
TOTAL BONDS a $ 124,243,462
Total Investments
99.98%
$ 126,160,619
Other Assets and Liabilities - 0.02% 17,442
TOTAL NET ASSETS - 100.00% $ 126,178,061
(a)
1-day yield shown as of period end.
(b)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $976,845 or
0.77% of net assets.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $27,990,951 or 22.18% of net assets.
(e)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $955,881 or 0.76% of net assets.
(f)
Securities purchased on a when-issued basis.
(g)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i)
Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $412,960 or 0.33% of net assets.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2025 (unaudited)
Affiliated Securities
June 30, 2025
Value
Purchases
Cost
Sales
Proceeds
September 30, 2025
Value
Principal Government Money Market Fund, Class R-6 4.04% $ 562,295 $ 3,817,318 $ 3,402,768 $ 976,845
$ 562,295 $ 3,817,318 $ 3,402,768 $ 976,845
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 4.04% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type   Contracts Notional Amount
Value and Unrealized
Appreciation/(Depreciation)
U.S. 2 Year Treasury Notes; December 2025 Long 21 $ 4,376,367 $ (815)
U.S. 5 Year Treasury Notes; December 2025 Short 12 1,310,344 (398)
U.S. 10 Year Treasury Notes; December 2025 Short 31 3,487,500 (878)
U.S. 10 Year Ultra Treasury Notes; December 2025 Short 52 5,984,062 (42,376)
U.S. Long Bonds; December 2025 Long 28 3,264,625 70,454
U.S. Ultra Treasury Bonds; December 2025 Long 2 240,125 120
Total $ 26,107

Schedule of Investments
Principal Quality ETF
September 30, 2025 (unaudited)
COMMON STOCKS - 99 .70 % Shares Held Value
Aerospace & Defense - 2 .89% - —
General Electric Co. 2,934 $ 882,606
Howmet Aerospace, Inc. 3,344 656,193
$ 1,538,799
Apparel - 0 .96%
Deckers Outdoor Corp.
(a)
5,066 513,540
Auto Manufacturers - 0 .26%
Tesla, Inc.
(a)
308 136,974
Banks - 1 .06%
Northern Trust Corp. 4,206 566,128
Biotechnology - 1 .18%
Amgen, Inc. 2,223 627,331
Building Materials - 3 .08%
Lennox International, Inc. 887 469,542
Trane Technologies PLC 1,410 594,964
Vulcan Materials Co. 1,864 573,404
$ 1,637,910
Chemicals - 1 .05%
Ecolab, Inc. 2,045 560,044
Commercial Services - 2 .87%
Cintas Corp. 2,667 547,428
Corpay, Inc.
(a)
1,662 478,756
Global Payments, Inc. 6,070 504,296
$ 1,530,480
Computers - 7 .38%
Apple, Inc. 10,961 2,790,999
Gartner, Inc.
(a)
2,196 577,263
Leidos Holdings, Inc. 2,975 562,156
$ 3,930,418
Cosmetics & Personal Care - 1 .01%
Colgate-Palmolive Co. 6,730 537,996
Diversified Financial Services - 6 .81%
Ameriprise Financial, Inc. 1,098 539,392
Mastercard, Inc., Class A 1,658 943,087
Nasdaq, Inc. 5,746 508,234
Raymond James Financial, Inc. 3,276 565,438
Visa, Inc., Class A 3,129 1,068,178
$ 3,624,329
Electrical Components & Equipment - 1 .06%
AMETEK, Inc. 3,014 566,632
Electronics - 1 .93%
Hubbell, Inc. 1,235 531,433
Mettler-Toledo International, Inc.
(a)
406 498,409
$ 1,029,842
Environmental Control - 2 .03%
Pentair PLC 4,983 551,917
Veralto Corp. 4,959 528,679
$ 1,080,596
Hand & Machine Tools - 1 .04%
Snap-on, Inc. 1,604 555,834
Healthcare - Products - 8 .79%
Agilent Technologies, Inc. 4,523 580,527
Boston Scientific Corp.
(a)
6,325 617,510
Intuitive Surgical, Inc.
(a)
1,398 625,228
ResMed, Inc. 1,918 525,014
Stryker Corp. 1,655 611,804
Thermo Fisher Scientific, Inc. 1,397 677,573
Waters Corp.
(a)
1,795 538,159
Zimmer Biomet Holdings, Inc. 5,119 504,221
$ 4,680,036
Healthcare - Services - 0 .96%
Charles River Laboratories International, Inc.
(a)
3,280 513,189
Household Products & Wares - 0 .94%
Church & Dwight Co., Inc. 5,714 500,718
Insurance - 4 .29%
Berkshire Hathaway, Inc., Class B
(a)
110 55,301
Brown & Brown, Inc. 5,582 523,536
Globe Life, Inc. 3,820 546,145
Marsh & McLennan Cos., Inc. 2,916 587,662
W.R. Berkley Corp. 7,443 570,283
$ 2,282,927
COMMON STOCKS (continued) Shares Held Value
Internet - 10 .48%
Alphabet, Inc., Class A 1,720 $ 418,132
Alphabet, Inc., Class C 4,524 1,101,820
Amazon.com, Inc.
(a)
5,680 1,247,157
F5, Inc.
(a)
1,662 537,142
GoDaddy, Inc., Class A
(a)
3,607 493,546
Meta Platforms, Inc., Class A 1,086 797,537
Netflix, Inc.
(a)
821 984,313
$ 5,579,647
Machinery - Diversified - 2 .12%
Otis Worldwide Corp. 6,172 564,306
Xylem, Inc. 3,831 565,072
$ 1,129,378
Media - 0 .76%
FactSet Research Systems, Inc. 1,407 403,091
Miscellaneous Manufacturers - 1 .16%
Parker-Hannifin Corp. 816 618,650
Oil & Gas Services - 1 .08%
Schlumberger NV 16,791 577,107
Pharmaceuticals - 1 .02%
Zoetis, Inc. 3,713 543,286
Retail - 0 .94%
Chipotle Mexican Grill, Inc.
(a)
12,792 501,318
Semiconductors - 13 .35%
Applied Materials, Inc. 3,909 800,329
Broadcom, Inc. 6,188 2,041,483
NVIDIA Corp. 19,082 3,560,320
QUALCOMM, Inc. 4,259 708,527
$ 7,110,659
Software - 16 .82%
Adobe, Inc.
(a)
1,835 647,296
Broadridge Financial Solutions, Inc. 2,056 489,677
Cadence Design Systems, Inc.
(a)
1,709 600,303
Fair Isaac Corp.
(a)
401 600,109
Fiserv, Inc.
(a)
4,236 546,147
Intuit, Inc. 983 671,301
Microsoft Corp. 5,632 2,917,094
PTC, Inc.
(a)
2,576 522,980
Roper Technologies, Inc. 1,059 528,113
Salesforce, Inc. 3,032 718,584
ServiceNow, Inc.
(a)
782 719,659
$ 8,961,263
Telecommunications - 1 .31%
AT&T, Inc. 24,630 695,551
Transportation - 1 .07%
CH Robinson Worldwide, Inc. 4,292 568,261
TOTAL COMMON STOCKS a $ 53,101,934
INVESTMENT COMPANIES - 0 .27 % Shares Held Value
Money Market Funds - 0 .27% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.10%
(b)
145,196 $ 145,196
TOTAL INVESTMENT COMPANIES a $ 145,196
Total Investments
99.97%
$ 53,247,130
Other Assets and Liabilities - 0.03% 16,567
TOTAL NET ASSETS - 100.00% $ 53,263,697
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.

Schedule of Investments
Principal Real Estate Active Opportunities ETF
September 30, 2025 (unaudited)
COMMON STOCKS - 98 .49 % Shares Held Value
Lodging - 2 .54% - —
Hyatt Hotels Corp., Class A 3,348 $ 475,182
REITs - 95 .95%
American Healthcare REIT, Inc. 15,504 651,323
American Homes 4 Rent, Class A 28,773 956,702
American Tower Corp. 7,474 1,437,400
Americold Realty Trust, Inc. 30,022 367,469
Crown Castle, Inc. 3,159 304,812
Digital Realty Trust, Inc. 4,165 720,045
EastGroup Properties, Inc. 3,892 658,760
Equinix, Inc. 1,886 1,477,191
Equity LifeStyle Properties, Inc. 10,422 632,615
Extra Space Storage, Inc. 7,430 1,047,184
FrontView REIT, Inc. 13,504 185,140
Gaming & Leisure Properties, Inc. 15,523 723,527
Healthpeak Properties, Inc. 34,853 667,435
Invitation Homes, Inc. 25,526 748,678
Iron Mountain, Inc. 5,710 582,077
National Health Investors, Inc. 7,779 618,431
Rexford Industrial Realty, Inc. 18,713 769,291
Ryman Hospitality Properties, Inc. 5,265 471,691
Sabra Health Care REIT, Inc. 51,926 967,901
SBA Communications Corp. 3,335 644,822
Ventas, Inc. 22,563 1,579,184
VICI Properties, Inc. 24,039 783,912
Welltower, Inc. 5,297 943,608
$ 17,939,198
TOTAL COMMON STOCKS a $ 18,414,380
INVESTMENT COMPANIES - 1 .06 % Shares Held Value
Money Market Funds - 1 .06% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.10%
(a)
197,667 $ 197,667
TOTAL INVESTMENT COMPANIES a $ 197,667
Total Investments
99.55%
$ 18,612,047
Other Assets and Liabilities - 0.45% 83,399
TOTAL NET ASSETS - 100.00% $ 18,695,446
(a)
1-day yield shown as of period end.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2025 (unaudited)
INVESTMENT COMPANIES - 3 .13 % Shares Held Value
Money Market Funds - 3 .13% - —
Principal Government Money Market Fund,
Class R-6 4.04%
(a),(b),(c)
16,961,000 $ 16,961,000
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.10%
(a)
24,349,557 24,349,557
TOTAL INVESTMENT COMPANIES a $ 41,310,557
BONDS - 97 .34%
Principal
Amount Value
Banks - 54 .44% — —
Bank of America Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%),
4.38%, 01/27/2027
(d),(e)
$ 18,925,000 $ 18,614,424
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%),
6.13%, 04/27/2027
(d),(e)
10,308,000 10,424,852
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
6.25%, 07/26/2030
(d),(e)
13,550,000 13,723,122
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%),
6.63%, 05/01/2030
(d),(e),(f)
18,692,000 19,448,820
Bank of Montreal
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%),
6.71%, 02/25/2026
(d),(e)
4,362,000 4,355,791
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%),
6.88%, 11/26/2085
(e)
11,400,000 11,602,168
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%),
7.30%, 11/26/2084
(e)
18,900,000 20,056,208
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%),
7.70%, 05/26/2084
(e)
6,160,000 6,527,807
Bank of New York Mellon Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%),
3.70%, 03/20/2026
(d),(e)
11,600,000 11,481,896
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%),
3.75%, 12/20/2026
(d),(e)
13,746,000 13,471,470
(CME Term Secured Overnight Financing
Rate 3 Month + 3.39%),
4.63%, 09/20/2026
(d),(e)
1,404,000 1,394,260
Bank of Nova Scotia
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%),
6.88%, 10/27/2085
(e),(g)
3,400,000 3,389,865
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%),
7.35%, 04/27/2085
(e)
6,350,000 6,625,062
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%),
8.00%, 01/27/2084
(e)
4,506,000 4,835,767
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%),
8.63%, 10/27/2082
(e)
34,728,000 36,902,389
Canadian Imperial Bank of Commerce
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.83%),
6.95%, 01/28/2085
(e)
14,746,000 14,953,686
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%),
7.00%, 10/28/2085
(e)
11,890,000 12,209,782
Citigroup, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%),
3.88%, 02/18/2026
(d),(e)
7,214,000 7,147,356
BONDS (continued)
Principal
Amount Value
Banks (continued)
Citigroup, Inc. (continued)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.57%),
6.75%, 02/15/2030
(d),(e)
$ 11,650,000 $ 11,827,850
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%),
6.88%, 08/15/2030
(d),(e)
1,100,000 1,133,613
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%),
6.95%, 02/15/2030
(d),(e),(f)
8,250,000 8,472,808
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.76%),
7.00%, 08/15/2034
(d),(e)
14,080,000 14,955,072
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.69%),
7.13%, 08/15/2029
(d),(e)
500,000 516,561
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%),
7.38%, 05/15/2028
(d),(e)
11,302,000 11,775,972
Citizens Financial Group, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%),
4.00%, 10/06/2026
(d),(e)
13,448,000 13,178,557
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%),
5.65%, 10/06/2025
(d),(e),(h)
18,741,000 18,736,706
Goldman Sachs Group, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%),
3.65%, 08/10/2026
(d),(e)
2,221,000 2,175,378
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%),
4.13%, 11/10/2026
(d),(e)
9,414,000 9,257,171
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.40%),
6.13%, 11/10/2034
(d),(e),(h)
13,149,000 13,345,091
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%),
6.85%, 02/10/2030
(d),(e)
4,105,000 4,263,979
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%),
7.38%, 02/10/2026
(d),(e)
2,754,000 2,780,898
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%),
7.50%, 05/10/2029
(d),(e)
8,534,000 9,009,685
Huntington Bancshares, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%),
4.45%, 10/15/2027
(d),(e),(h)
5,132,000 5,055,850
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%),
5.63%, 07/15/2030
(d),(e)
20,103,000 20,322,625
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%),
6.25%, 10/15/2030
(d),(e)
5,910,000 5,894,433
JPMorgan Chase & Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%),
3.65%, 06/01/2026
(d),(e)
15,105,000 14,939,370
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%),
6.50%, 04/01/2030
(d),(e)
18,342,000 18,986,428
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%),
6.88%, 06/01/2029
(d),(e)
6,427,000 6,769,283
KeyCorp Capital I
(CME Term Secured Overnight Financing
Rate 3 Month + 1.00%),
5.29%, 07/01/2028 7,704,000 7,519,354

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2025 (unaudited)
BONDS (continued)
Principal
Amount Value
Banks (continued)
KeyCorp Capital III
7.75%, 07/15/2029 $ 9,010,000 $ 9,609,764
M&T Bank Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%),
3.50%, 09/01/2026
(d),(e)
20,172,000 19,436,953
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%),
7.30%, 02/01/2026
(d),(e)
5,000,000 5,037,475
Northern Trust Corp.
(CME Term Secured Overnight Financing
Rate 3 Month + 3.46%),
4.60%, 10/01/2026
(d),(e),(h)
2,899,000 2,883,643
PNC Financial Services Group, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
3.40%, 09/15/2026
(d),(e)
3,718,000 3,603,589
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%),
6.00%, 05/15/2027
(d),(e)
6,069,000 6,113,947
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%),
6.20%, 09/15/2027
(d),(e)
15,003,000 15,252,110
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%),
6.25%, 03/15/2030
(d),(e)
28,250,000 28,987,353
Royal Bank of Canada
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%),
6.35%, 11/24/2084
(e)
13,894,000 13,703,895
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%),
6.50%, 11/24/2085
(e)
10,900,000 10,794,520
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.82%),
6.75%, 08/24/2085
(e)
8,200,000 8,458,280
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%),
7.50%, 05/02/2084
(e)
12,500,000 13,172,050
State Street Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%),
6.45%, 09/15/2030
(d),(e)
5,970,000 6,159,649
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%),
6.70%, 03/15/2029
(d),(e)
8,876,000 9,231,785
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%),
6.70%, 09/15/2029
(d),(e),(h)
10,850,000 11,328,789
Toronto-Dominion Bank
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%),
7.25%, 07/31/2084
(e)
7,602,000 8,001,029
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%),
8.13%, 10/31/2082
(e)
33,465,000 35,370,188
Truist Financial Corp.
(CME Term Secured Overnight Financing
Rate 3 Month + 0.91%),
4.95%, 03/15/2028 1,250,000 1,225,190
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%),
4.95%, 10/06/2025
(d),(e)
10,517,000 10,473,714
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%),
5.10%, 03/01/2030
(d),(e)
6,128,000 6,117,631
(CME Term Secured Overnight Financing
Rate 3 Month + 0.93%),
5.14%, 05/15/2027 4,800,000 4,764,191
BONDS (continued)
Principal
Amount Value
Banks (continued)
Truist Financial Corp. (continued)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%),
6.67%, 03/01/2026
(d),(e)
$ 9,481,400 $ 9,524,474
U.S. Bancorp
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%),
3.70%, 01/15/2027
(d),(e)
21,725,000 21,006,661
(CME Term Secured Overnight Financing
Rate 3 Month + 3.18%),
5.30%, 04/15/2027
(d),(e),(h)
4,796,000 4,781,816
Wells Fargo & Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%),
6.85%, 09/15/2029
(d),(e)
18,895,000 19,856,566
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%),
7.63%, 09/15/2028
(d),(e),(h)
14,730,000 15,767,287
$ 718,743,958
Diversified Financial Services - 7 .02%
American Express Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%),
3.55%, 09/15/2026
(d),(e)
28,669,000 28,121,055
Capital One Financial Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%),
3.95%, 09/01/2026
(d),(e)
20,865,000 20,482,654
Charles Schwab Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%),
4.00%, 06/01/2026
(d),(e)
25,440,000 25,153,825
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.08%),
4.00%, 12/01/2030
(d),(e)
2,000,000 1,876,726
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.26%),
5.00%, 06/01/2027
(d),(e)
1,500,000 1,492,973
Voya Financial, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%),
7.76%, 09/15/2028
(d),(e)
14,719,000 15,635,905
$ 92,763,138
Electric - 13 .34%
Algonquin Power & Utilities Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%),
4.75%, 01/18/2082
(e)
6,444,000 6,287,731
Alliant Energy Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.08%),
5.75%, 04/01/2056
(e)
1,500,000 1,501,877
American Electric Power Co., Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%),
3.88%, 02/15/2062
(e)
14,742,000 14,262,031
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.13%),
5.80%, 03/15/2056
(e)
1,200,000 1,195,795
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.94%),
6.05%, 03/15/2056
(e)
1,900,000 1,902,672
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%),
6.95%, 12/15/2054
(e)
4,647,000 5,029,229
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%),
7.05%, 12/15/2054
(e)
3,460,000 3,617,783

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2025 (unaudited)
BONDS (continued)
Principal
Amount Value
Electric (continued)
CMS Energy Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.12%),
4.75%, 06/01/2050
(e)
$ 3,390,000 $ 3,306,153
Dominion Energy, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%),
4.35%, 01/15/2027
(d),(e)
2,105,000 2,073,469
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.01%),
6.20%, 02/15/2056
(e)
7,320,000 7,367,900
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.21%),
6.63%, 05/15/2055
(e)
7,747,000 8,017,587
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%),
6.88%, 02/01/2055
(e)
8,967,000 9,385,527
Duke Energy Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%),
3.25%, 01/15/2082
(e)
17,285,000 16,680,328
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%),
6.45%, 09/01/2054
(e)
4,239,000 4,477,562
Electricite de France SA
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%),
9.13%, 03/15/2033
(d),(e),(f),(i)
13,550,000 15,700,697
Emera, Inc.
(3 Month USD LIBOR + 5.44%),
6.75%, 06/15/2076
(e)
9,334,000 9,381,837
EUSHI Finance, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%),
7.63%, 12/15/2054
(e)
3,281,000 3,439,827
Evergy, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.56%),
6.65%, 06/01/2055
(e)
3,836,000 3,928,448
Exelon Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%),
6.50%, 03/15/2055
(e)
4,841,000 5,059,802
NextEra Energy Capital Holdings, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%),
3.80%, 03/15/2082
(e)
18,549,000 18,088,248
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%),
6.70%, 09/01/2054
(e)
7,754,000 8,021,459
Sempra
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%),
6.40%, 10/01/2054
(e)
6,000,000 6,130,740
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%),
6.55%, 04/01/2055
(e)
600,000 613,118
Southern Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%),
4.00%, 01/15/2051
(e)
18,545,000 18,477,661
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.07%),
6.38%, 03/15/2055
(e)
2,000,000 2,131,204
$ 176,078,685
BONDS (continued)
Principal
Amount Value
Gas - 0 .49%
NiSource, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
6.95%, 11/30/2054
(e)
$ 6,207,000 $ 6,459,215
Insurance - 12 .52%
Allianz SE
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%),
6.35%, 09/06/2053
(e),(i)
5,000,000 5,362,055
Argentum Netherlands BV for Swiss Re Ltd.
(3 Month USD LIBOR + 3.78%),
5.63%, 08/15/2052
(e)
6,500,000 6,565,768
Corebridge Financial, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%),
6.38%, 09/15/2054
(e)
4,700,000 4,824,075
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%),
6.88%, 12/15/2052
(e)
12,778,000 13,103,431
Dai-ichi Life Insurance Co. Ltd.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.52%),
6.20%, 01/16/2035
(d),(e),(i)
12,450,000 12,941,302
Equitable Holdings, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%),
6.70%, 03/28/2055
(e)
1,591,000 1,658,242
Liberty Mutual Group, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%),
4.13%, 12/15/2051
(e),(i)
23,152,000 22,739,737
Meiji Yasuda Life Insurance Co.
(USD Swap Rate NY 5 Year + 4.23%),
5.20%, 10/20/2045
(e),(i)
1,415,000 1,414,422
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.03%),
5.80%, 09/11/2054
(e),(i)
6,041,000 6,167,360
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.91%),
6.10%, 06/11/2055
(e),(i)
13,450,000 13,994,241
MetLife, Inc.
9.25%, 04/08/2068
(i)
5,035,000 6,042,871
Nippon Life Insurance Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%),
2.75%, 01/21/2051
(e),(i)
13,694,000 12,322,376
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
2.90%, 09/16/2051
(e),(i)
4,704,000 4,207,000
Prudential Financial, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%),
3.70%, 10/01/2050
(e)
21,487,000 20,070,751
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%),
5.13%, 03/01/2052
(e)
6,197,000 6,219,446
Reinsurance Group of America, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%),
6.65%, 09/15/2055
(e)
7,895,000 8,287,310
Sumitomo Life Insurance Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%),
3.38%, 04/15/2081
(e),(h),(i)
4,740,000 4,390,391
Swiss RE Subordinated Finance PLC
(CME Term Secured Overnight Financing
Rate 3 Month + 1.81%),
5.70%, 04/05/2035
(e),(i)
1,000,000 1,036,038

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2025 (unaudited)
BONDS (continued)
Principal
Amount Value
Insurance (continued)
Swiss RE Subordinated Finance PLC (continued)
(CME Term Secured Overnight Financing
Rate 3 Month + 2.13%),
6.19%, 04/01/2046
(e),(i)
$ 3,600,000 $ 3,735,116
Willow No. 2 Ireland PLC for Zurich Insurance
Co. Ltd.
(3 Month USD LIBOR + 3.18%),
4.25%, 10/01/2045 3,000,000 3,000,000
Zurich Finance Ireland Designated Activity Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%),
3.00%, 04/19/2051
(e)
8,000,000 7,236,175
$ 165,318,107
Oil & Gas - 2 .16%
BP Capital Markets PLC
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%),
4.88%, 03/22/2030
(d),(e)
6,384,000 6,338,878
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.92%),
6.13%, 03/18/2035
(d),(e)
6,188,000 6,409,227
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%),
6.45%, 12/01/2033
(d),(e)
9,600,000 10,250,486
Phillips 66 Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.28%),
5.88%, 03/15/2056
(e)
3,300,000 3,274,029
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%),
6.20%, 03/15/2056
(e)
2,200,000 2,205,885
$ 28,478,505
Pipelines - 6 .03%
Enbridge, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%),
5.75%, 07/15/2080
(e),(h)
3,524,000 3,557,876
(CME Term Secured Overnight Financing
Rate 3 Month + 4.15%),
6.00%, 01/15/2077
(e)
10,516,000 10,545,466
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.42%),
7.63%, 01/15/2083
(e)
8,766,000 9,499,846
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%),
8.50%, 01/15/2084
(e)
13,024,000 14,895,744
Energy Transfer LP
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%),
6.50%, 02/15/2056
(e)
1,450,000 1,443,203
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.48%),
6.75%, 02/15/2056
(e)
7,300,000 7,286,842
Enterprise Products Operating LLC
(CME Term Secured Overnight Financing
Rate 3 Month + 3.29%),
5.25%, 08/16/2077
(e)
6,733,000 6,725,761
TransCanada PipeLines Ltd.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%),
7.00%, 06/01/2065
(e)
3,850,000 3,956,129
Transcanada Trust
(180 Day Average Secured Overnight
Financing Rate + 4.42%),
5.50%, 09/15/2079
(e)
5,233,000 5,184,406
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%),
5.60%, 03/07/2082
(e)
16,712,000 16,559,899
$ 79,655,172
BONDS (continued)
Principal
Amount Value
REITs - 0 .18%
Scentre Group Trust 2
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%),
5.13%, 09/24/2080
(e),(i)
$ 2,449,000 $ 2,459,587
Sovereign - 0 .56%
CoBank ACB
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%),
4.25%, 01/01/2027
(d),(e)
2,300,000 2,239,810
Farm Credit Bank of Texas
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%),
7.00%, 09/15/2030
(d),(e)
4,895,000 5,131,340
$ 7,371,150
Telecommunications - 0 .60%
TELUS Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%),
6.63%, 10/15/2055
(e)
3,450,000 3,551,810
Vodafone Group PLC
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%),
5.13%, 06/04/2081
(e)
5,500,000 4,334,753
$ 7,886,563
TOTAL BONDS a $ 1,285,214,080
Total Investments
100.47%
$ 1,326,524,637
Other Assets and Liabilities - (0.47%) (6,239,730)
TOTAL NET ASSETS - 100.00% $ 1,320,284,907
(a)
1-day yield shown as of period end.
(b)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $16,961,000 or 1.28% of net assets.
(d)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f)
Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $43,622,325 or 3.30% of net assets.
(g)
Securities purchased on a when-issued basis.
(h)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $16,626,578 or 1.26% of net assets.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $112,513,193 or 8.52% of net assets.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2025 (unaudited)
Affiliated Securities
June 30, 2025
Value
Purchases
Cost
Sales
Proceeds
September 30, 2025
Value
Principal Government Money Market Fund, Class R-6 4.04% $ 5,650,835 $ 45,069,720 $ 33,759,555 $ 16,961,000
$ 5,650,835 $ 45,069,720 $ 33,759,555 $ 16,961,000
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 4.04% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
September 30, 2025 (unaudited)
INVESTMENT COMPANIES - 0 .81 % Shares Held Value
Money Market Funds - 0 .81% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.10%
(a)
486,011 $ 486,011
TOTAL INVESTMENT COMPANIES a $ 486,011
PREFERRED STOCKS - 13 .45 % Shares Held Value
Banks - 9 .68% —
Bank of America Corp., Series NN
4.38%, 11/03/2025
(b)
5,380 $ 99,960
Bank of America Corp., Series QQ
4.25%, 11/17/2026
(b)
29,540 533,788
Citizens Financial Group, Inc., Series I
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%),
6.50%, 10/06/2030
(b)
15,000 378,750
Huntington Bancshares, Inc., Series J
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.70%),
6.88%, 04/15/2028
(b)
11,456 292,815
KeyCorp, Series E
(CME Term Secured Overnight Financing
Rate 3 Month + 4.15%),
6.13%, 12/15/2026
(b)
40,000 1,006,800
KeyCorp, Series H
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%),
6.20%, 12/15/2027
(b)
13,963 352,426
Morgan Stanley, Series I
6.38%, 01/15/2026
(b)
17,030 426,261
Morgan Stanley, Series K
5.85%, 04/15/2027
(b)
40,000 979,600
Morgan Stanley, Series P
6.50%, 10/15/2027
(b)
4,000 102,000
Morgan Stanley, Series Q
6.63%, 10/15/2029
(b)
12,000 310,920
Regions Financial Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%),
6.95%, 09/15/2029
(b)
29,350 756,056
UMB Financial Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.74%),
7.75%, 07/15/2030
(b)
11,400 316,806
Western Alliance Bancorp, Series A
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%),
4.25%, 09/30/2026
(b)
3,796 85,980
Wintrust Financial Corp., Series F
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.88%),
7.88%, 07/15/2030
(b)
5,000 135,800
$ 5,777,962
Diversified Financial Services - 0 .93%
Capital One Financial Corp., Series J
4.80%, 12/01/2025
(b)
28,900 556,903
Insurance - 1 .93%
Allstate Corp., Series H
5.10%, 01/15/2026
(b)
20,318 451,872
Equitable Holdings, Inc., Series A
5.25%, 12/15/2025
(b)
1,438 31,133
Equitable Holdings, Inc., Series C
4.30%, 03/15/2026
(b)
17,500 307,650
MetLife, Inc., Series F
4.75%, 12/15/2025
(b)
17,250 359,835
$ 1,150,490
Telecommunications - 0 .91%
AT&T, Inc., Series A
5.00%, 10/30/2025
(b)
11,381 238,432
AT&T, Inc., Series C
4.75%, 10/30/2025
(b)
15,395 306,668
$ 545,100
TOTAL PREFERRED STOCKS a $ 8,030,455
BONDS - 84 .86%
Principal
Amount Value
Banks - 72 .26% — —
Banco Bilbao Vizcaya Argentaria SA
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%),
9.38%, 03/19/2029
(b),(c),(d)
$ 600,000 $ 669,465
Banco Santander SA
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%),
8.00%, 02/01/2034
(b),(c),(d)
1,000,000 1,099,676
Bank of America Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
6.25%, 07/26/2030
(b),(c)
600,000 607,666
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%),
6.63%, 05/01/2030
(b),(c),(d)
1,600,000 1,664,782
Bank of Montreal
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%),
6.88%, 11/26/2085
(c)
200,000 203,547
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%),
7.30%, 11/26/2084
(c)
1,600,000 1,697,880
Bank of New York Mellon Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%),
3.75%, 12/20/2026
(b),(c)
300,000 294,008
Bank of Nova Scotia
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%),
8.63%, 10/27/2082
(c)
1,400,000 1,487,657
Barclays PLC
(USD Swap Rate NY 5 Year + 3.69%),
7.63%, 03/15/2035
(b),(c),(d)
900,000 953,716
(USD Swap Rate NY 5 Year + 5.78%),
9.63%, 12/15/2029
(b),(c),(d)
219,000 248,622
BNP Paribas SA
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.63%, 02/25/2031
(b),(c),(d),(e)
1,000,000 913,002
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%),
7.45%, 06/27/2035
(b),(c),(d),(e)
200,000 208,750
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%),
7.75%, 08/16/2029
(b),(c),(d),(e)
200,000 211,778
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%),
8.00%, 08/22/2031
(b),(c),(d),(e)
1,000,000 1,077,000
Canadian Imperial Bank of Commerce
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%),
7.00%, 10/28/2085
(c)
800,000 821,516
Citigroup, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%),
6.88%, 08/15/2030
(b),(c)
900,000 927,501
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.76%),
7.00%, 08/15/2034
(b),(c)
1,300,000 1,380,795
Citizens Financial Group, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%),
4.00%, 10/06/2026
(b),(c)
1,135,000 1,112,259
Credit Agricole SA
(USD Swap Rate NY 5 Year + 3.60%),
6.70%, 09/23/2034
(b),(c),(d),(e)
500,000 501,955
(USD Swap Rate NY 5 Year + 3.58%),
7.13%, 09/23/2035
(b),(c),(d),(e)
1,300,000 1,327,556

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
September 30, 2025 (unaudited)
BONDS (continued)
Principal
Amount Value
Banks (continued)
Credit Agricole SA (continued)
(USD Swap Rate NY 5 Year + 6.19%),
8.13%, 12/23/2025
(b),(c),(d),(e)
$ 250,000 $ 251,664
Deutsche Bank AG
(USD Swap Rate NY 5 Year + 4.36%),
8.13%, 04/30/2030
(b),(c),(d)
400,000 423,995
Goldman Sachs Group, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.40%),
6.13%, 11/10/2034
(b),(c)
1,300,000 1,319,387
HSBC Holdings PLC
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.19%),
6.95%, 03/11/2034
(b),(c),(d)
1,430,000 1,502,814
Huntington Bancshares, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%),
4.45%, 10/15/2027
(b),(c)
187,000 184,225
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%),
5.63%, 07/15/2030
(b),(c)
1,068,000 1,079,668
ING Groep NV
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%),
4.25%, 05/16/2031
(b),(c),(d)
600,000 534,906
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%),
5.75%, 11/16/2026
(b),(c),(d)
1,110,000 1,111,798
JPMorgan Chase & Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%),
6.88%, 06/01/2029
(b),(c)
1,400,000 1,474,560
Lloyds Banking Group PLC
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%),
6.75%, 09/27/2031
(b),(c),(d)
1,100,000 1,125,857
M&T Bank Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%),
3.50%, 09/01/2026
(b),(c)
550,000 529,959
(CME Term Secured Overnight Financing
Rate 3 Month + 3.78%),
5.13%, 11/01/2026
(b),(c)
247,000 245,919
Nordea Bank Abp
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%),
6.30%, 09/25/2031
(b),(c),(d),(e)
400,000 404,142
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%, 03/26/2026
(b),(c),(d),(e)
661,000 664,431
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%),
6.75%, 11/10/2033
(b),(c),(d),(e)
1,400,000 1,420,292
PNC Financial Services Group, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%),
6.00%, 05/15/2027
(b),(c)
1,077,000 1,084,976
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%),
6.20%, 09/15/2027
(b),(c)
100,000 101,661
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%),
6.25%, 03/15/2030
(b),(c)
1,259,000 1,291,861
Royal Bank of Canada
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%),
6.35%, 11/24/2084
(c)
300,000 295,895
BONDS (continued)
Principal
Amount Value
Banks (continued)
Royal Bank of Canada (continued)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%),
6.50%, 11/24/2085
(c)
$ 700,000 $ 693,226
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.82%),
6.75%, 08/24/2085
(c)
817,000 842,734
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%),
7.50%, 05/02/2084
(c)
600,000 632,258
Societe Generale SA
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%),
8.50%, 03/25/2034
(b),(c),(d),(e)
500,000 540,601
Standard Chartered PLC
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.57%),
7.88%, 03/08/2030
(b),(c),(d),(e)
700,000 750,510
State Street Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%),
6.70%, 03/15/2029
(b),(c)
2,300,000 2,392,193
Toronto-Dominion Bank
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%),
6.35%, 10/31/2085
(c)
400,000 401,000
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%),
8.13%, 10/31/2082
(c)
1,001,000 1,057,988
U.S. Bancorp
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%),
3.70%, 01/15/2027
(b),(c)
390,000 377,105
UBS Group AG
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%),
4.38%, 02/10/2031
(b),(c),(d),(e)
300,000 272,874
(USD Swap Rate NY 5 Year + 3.12%),
6.60%, 08/05/2030
(b),(c),(d),(e)
700,000 703,746
(USD Swap Rate NY 5 Year + 3.30%),
7.00%, 02/05/2035
(b),(c),(d),(e)
500,000 509,714
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%),
9.25%, 11/13/2028
(b),(c),(e)
800,000 881,212
Wells Fargo & Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%),
6.85%, 09/15/2029
(b),(c)
200,000 210,178
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%),
7.63%, 09/15/2028
(b),(c)
400,000 428,167
$ 43,150,647
Diversified Financial Services - 4 .25%
American Express Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%),
3.55%, 09/15/2026
(b),(c)
363,000 356,062
Capital One Financial Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%),
3.95%, 09/01/2026
(b),(c)
739,000 725,458
Charles Schwab Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%),
4.00%, 06/01/2026
(b),(c)
433,000 428,129
Nomura Holdings, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.08%),
7.00%, 07/15/2030
(b),(c),(d)
400,000 414,039

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
September 30, 2025 (unaudited)
BONDS (continued)
Principal
Amount Value
Diversified Financial Services (continued)
Voya Financial, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%),
7.76%, 09/15/2028
(b),(c)
$ 578,000 $ 614,006
$ 2,537,694
Electric - 3 .47%
Dominion Energy, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%),
4.35%, 01/15/2027
(b),(c)
2,100,000 2,068,544
Insurance - 0 .33%
Allianz SE
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%),
3.50%, 11/17/2025
(b),(c),(d),(e)
200,000 198,494
Oil & Gas - 0 .72%
BP Capital Markets PLC
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%),
6.45%, 12/01/2033
(b),(c)
400,000 427,104
Pipelines - 3 .83%
Enbridge, Inc.
(CME Term Secured Overnight Financing
Rate 3 Month + 4.15%),
6.00%, 01/15/2077
(c)
2,283,000 2,289,397
TOTAL BONDS a $ 50,671,880
Total Investments
99.12%
$ 59,188,346
Other Assets and Liabilities - 0.88% 524,233
TOTAL NET ASSETS - 100.00% $ 59,712,579
(a)
1-day yield shown as of period end.
(b)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(c)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d)
Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $19,706,179 or 33.00% of net assets.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $10,837,721 or 18.15% of net assets.

Schedule of Investments
Principal U.S. Mega-Cap ETF
September 30, 2025 (unaudited)
COMMON STOCKS - 99 .64 % Shares Held Value
Auto Manufacturers - 4 .64% - —
Tesla, Inc.
(a)
378,137 $ 168,165,087
Banks - 7 .49%
Bank of America Corp. 1,904,020 98,228,392
JPMorgan Chase & Co. 550,004 173,487,762
$ 271,716,154
Computers - 6 .60%
Apple, Inc. 939,329 239,181,343
Cosmetics & Personal Care - 3 .43%
Procter & Gamble Co. 810,314 124,504,746
Diversified Financial Services - 8 .65%
Mastercard, Inc., Class A 272,019 154,727,127
Visa, Inc., Class A 465,466 158,900,783
$ 313,627,910
Insurance - 3 .65%
Berkshire Hathaway, Inc., Class B
(a)
262,932 132,186,434
Internet - 16 .86%
Alphabet, Inc., Class A 660,006 160,447,458
Amazon.com, Inc.
(a)
592,282 130,047,359
Meta Platforms, Inc., Class A 215,860 158,523,267
Netflix, Inc.
(a)
135,255 162,159,925
$ 611,178,009
Oil & Gas - 3 .59%
Exxon Mobil Corp. 1,155,380 130,269,095
Pharmaceuticals - 9 .37%
AbbVie, Inc. 610,509 141,357,254
Eli Lilly & Co. 132,381 101,006,703
Johnson & Johnson 525,476 97,433,760
$ 339,797,717
Retail - 9 .65%
Costco Wholesale Corp. 169,980 157,338,588
Home Depot, Inc. 228,232 92,477,324
Walmart, Inc. 972,956 100,272,845
$ 350,088,757
Semiconductors - 11 .87%
Broadcom, Inc. 437,310 144,272,942
NVIDIA Corp. 1,533,769 286,170,620
$ 430,443,562
Software - 13 .84%
Microsoft Corp. 467,446 242,113,656
Oracle Corp. 398,579 112,096,358
Palantir Technologies, Inc., Class A
(a)
809,939 147,749,072
$ 501,959,086
TOTAL COMMON STOCKS a $ 3,613,117,900
INVESTMENT COMPANIES - 0 .37 % Shares Held Value
Money Market Funds - 0 .37% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.10%
(b)
13,276,439 $ 13,276,439
TOTAL INVESTMENT COMPANIES a $ 13,276,439
Total Investments
100.01%
$ 3,626,394,339
Other Assets and Liabilities - (0.01%) (296,050)
TOTAL NET ASSETS - 100.00% $ 3,626,098,289
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.

Schedule of Investments
Principal U.S. Small-Cap ETF
September 30, 2025 (unaudited)
COMMON STOCKS - 99 .68 % Shares Held Value
Advertising - 0 .03% - —
Nexxen International Ltd.
(a)
28,066 $ 259,610
Aerospace & Defense - 0 .32%
Astronics Corp.
(a)
46,025 2,099,200
Ducommun, Inc.
(a)
11,158 1,072,619
$ 3,171,819
Agriculture - 0 .38%
Fresh Del Monte Produce, Inc. 21,720 754,118
Turning Point Brands, Inc. 14,639 1,447,212
Vital Farms, Inc.
(a)
38,483 1,583,575
$ 3,784,905
Airlines - 0 .11%
Sun Country Airlines Holdings, Inc.
(a)
92,857 1,096,641
Apparel - 0 .84%
Carter's, Inc. 93,823 2,647,685
Kontoor Brands, Inc. 39,419 3,144,454
Steven Madden Ltd. 80,211 2,685,464
$ 8,477,603
Auto Manufacturers - 0 .45%
Blue Bird Corp.
(a)
26,221 1,509,019
REV Group, Inc. 52,321 2,965,031
$ 4,474,050
Auto Parts & Equipment - 1 .11%
Cooper-Standard Holdings, Inc.
(a)
16,945 625,779
Dorman Products, Inc.
(a)
9,216 1,436,590
Douglas Dynamics, Inc. 17,980 562,055
Fox Factory Holding Corp.
(a)
40,535 984,595
Garrett Motion, Inc. 114,426 1,558,482
Gentherm, Inc.
(a)
18,434 627,862
Phinia, Inc. 25,393 1,459,590
Standard Motor Products, Inc. 12,387 505,637
Strattec Security Corp.
(a)
6,009 408,973
Visteon Corp. 20,513 2,458,688
XPEL, Inc.
(a)
15,236 503,854
$ 11,132,105
Banks - 5 .14%
Amalgamated Financial Corp. 27,316 741,629
BancFirst Corp. 13,469 1,703,155
Bancorp, Inc.
(a)
74,821 5,603,345
Bank First Corp. 19,928 2,417,466
Bank of NT Butterfield & Son Ltd. 21,689 930,892
Banner Corp. 27,365 1,792,407
Cadence Bank 192,574 7,229,228
Coastal Financial Corp.
(a)
15,164 1,640,290
Customers Bancorp, Inc.
(a)
37,716 2,465,495
CVB Financial Corp. 105,883 2,002,248
Enterprise Financial Services Corp. 22,972 1,331,917
Esquire Financial Holdings, Inc. 15,559 1,587,874
First BanCorp 140,388 3,095,555
First Business Financial Services, Inc. 7,429 380,811
First Financial Corp. 7,641 431,258
First Merchants Corp. 38,310 1,444,287
Hancock Whitney Corp. 92,597 5,797,498
Heritage Financial Corp. 24,739 598,436
Metropolitan Bank Holding Corp. 11,267 842,997
NB Bancorp, Inc. 41,649 735,105
Nicolet Bankshares, Inc. 10,048 1,351,456
OFG Bancorp 33,369 1,451,218
Old Second Bancorp, Inc. 31,447 543,561
Preferred Bank 10,508 949,818
Republic Bancorp, Inc., Class A 6,288 454,308
Stock Yards Bancorp, Inc. 16,782 1,174,572
Trustmark Corp. 37,712 1,493,395
Unity Bancorp, Inc. 10,696 522,714
Westamerica BanCorp 17,753 887,472
$ 51,600,407
Beverages - 0 .23%
MGP Ingredients, Inc. 19,379 468,778
Vita Coco Co., Inc.
(a)
43,493 1,847,148
$ 2,315,926
COMMON STOCKS (continued) Shares Held Value
Biotechnology - 3 .38%
ACADIA Pharmaceuticals, Inc.
(a)
92,943 $ 1,983,404
ADMA Biologics, Inc.
(a)
169,684 2,487,567
Amicus Therapeutics, Inc.
(a)
242,012 1,907,055
ANI Pharmaceuticals, Inc.
(a)
14,846 1,359,894
ARS Pharmaceuticals, Inc.
(a),(b)
72,464 728,263
Aurinia Pharmaceuticals, Inc.
(a)
71,826 793,677
BioCryst Pharmaceuticals, Inc.
(a)
228,375 1,733,366
Bridgebio Pharma, Inc.
(a)
127,321 6,613,053
Chinook Therapeutics, Inc. - Rights
(a),(c)
9,658 1,932
Cytek Biosciences, Inc.
(a)
94,535 328,036
Esperion Therapeutics, Inc.
(a)
175,676 465,541
Krystal Biotech, Inc.
(a)
18,353 3,239,855
Niagen Bioscience, Inc.
(a)
76,452 713,297
PTC Therapeutics, Inc.
(a)
61,843 3,795,305
Rigel Pharmaceuticals, Inc.
(a)
13,027 369,055
Stoke Therapeutics, Inc.
(a),(b)
41,772 981,642
TG Therapeutics, Inc.
(a)
127,357 4,600,772
Veracyte, Inc.
(a)
55,371 1,900,886
$ 34,002,600
Building Materials - 1 .21%
Gibraltar Industries, Inc.
(a)
20,524 1,288,907
Griffon Corp. 28,531 2,172,636
Knife River Corp.
(a)
52,762 4,055,815
SPX Technologies, Inc.
(a)
15,105 2,821,312
Tecnoglass, Inc. 27,590 1,846,047
$ 12,184,717
Chemicals - 1 .61%
Balchem Corp. 13,527 2,029,862
Cabot Corp. 32,145 2,444,627
Hawkins, Inc. 12,524 2,288,385
Intrepid Potash, Inc.
(a)
20,826 636,859
Koppers Holdings, Inc. 15,391 430,948
Minerals Technologies, Inc. 22,690 1,409,503
Oil-Dri Corp. of America 3,464 211,442
Perimeter Solutions, Inc.
(a)
74,749 1,673,630
Quaker Chemical Corp. 15,144 1,995,222
Sensient Technologies Corp. 26,334 2,471,446
Stepan Co. 11,161 532,380
$ 16,124,304
Coal - 0 .16%
Ramaco Resources, Inc., Class A
(a)
22,605 750,260
SunCoke Energy, Inc. 99,092 808,591
$ 1,558,851
Commercial Services - 6 .44%
Adtalem Global Education, Inc.
(a)
23,736 3,666,025
Alarm.com Holdings, Inc.
(a)
29,057 1,542,346
American Public Education, Inc.
(a)
21,864 862,972
AMN Healthcare Services, Inc.
(a)
54,039 1,046,195
Barrett Business Services, Inc. 13,966 618,973
Carriage Services, Inc. 8,000 356,320
Cimpress PLC
(a)
19,421 1,224,300
CompoSecure, Inc., Class A
(a)
59,076 1,229,962
CoreCivic, Inc.
(a)
85,844 1,746,925
Coursera, Inc.
(a)
53,328 624,471
Cross Country Healthcare, Inc.
(a)
30,742 436,536
EVERTEC, Inc. 40,506 1,368,293
Flywire Corp.
(a)
322,330 4,364,348
Graham Holdings Co., Class B 2,497 2,939,743
Hackett Group, Inc. 36,456 693,029
Healthcare Services Group, Inc.
(a)
68,055 1,145,366
Huron Consulting Group, Inc.
(a)
15,850 2,326,304
ICF International, Inc. 12,925 1,199,440
Korn Ferry 30,565 2,138,939
Laureate Education, Inc.
(a)
50,212 1,583,686
Legalzoom.com, Inc.
(a)
93,753 973,156
Marqeta, Inc., Class A
(a)
691,157 3,649,309
Monro, Inc. 31,700 569,649
NPK International, Inc.
(a)
74,495 842,538
Payoneer Global, Inc.
(a)
344,158 2,082,156
Paysafe Ltd.
(a)
66,054 853,418

Schedule of Investments
Principal U.S. Small-Cap ETF
September 30, 2025 (unaudited)
COMMON STOCKS (continued) Shares Held Value
Commercial Services (continued)
Perdoceo Education Corp. 42,907 $ 1,615,878
PROG Holdings, Inc. 53,752 1,739,415
Progyny, Inc.
(a)
58,103 1,250,377
Remitly Global, Inc.
(a)
347,636 5,666,467
Repay Holdings Corp.
(a)
159,552 834,457
Sezzle, Inc.
(a)
60,084 4,778,480
Strategic Education, Inc. 12,463 1,071,943
Stride, Inc.
(a)
32,930 4,904,594
Universal Technical Institute, Inc.
(a)
48,850 1,590,067
Willdan Group, Inc.
(a)
12,052 1,165,308
$ 64,701,385
Computers - 2 .25%
ASGN, Inc.
(a)
43,227 2,046,799
Cantaloupe, Inc.
(a)
182,609 1,930,177
Cricut, Inc., Class A 62,667 394,175
Diebold Nixdorf, Inc.
(a)
17,860 1,018,556
Integral Ad Science Holding Corp.
(a)
49,178 500,140
Maximus, Inc. 31,998 2,923,657
Mitek Systems, Inc.
(a)
65,725 642,133
OneSpan, Inc. 61,558 978,157
Qualys, Inc.
(a)
25,333 3,352,316
Rapid7, Inc.
(a)
84,976 1,593,300
Unisys Corp.
(a)
155,999 608,396
V2X, Inc.
(a)
20,360 1,182,712
WNS Holdings Ltd.
(a)
71,635 5,463,602
$ 22,634,120
Cosmetics & Personal Care - 0 .17%
Prestige Consumer Healthcare, Inc.
(a)
26,714 1,666,954
Distribution & Wholesale - 0 .15%
G-III Apparel Group Ltd.
(a)
44,236 1,177,120
Hudson Technologies, Inc.
(a)
38,158 378,909
$ 1,556,029
Diversified Financial Services - 5 .19%
Acadian Asset Management, Inc. 25,292 1,218,063
Artisan Partners Asset Management, Inc., Class
A 73,424 3,186,602
Atlanticus Holdings Corp.
(a)
6,920 405,374
Dave, Inc.
(a)
36,084 7,193,345
Enact Holdings, Inc. 48,701 1,867,196
Enova International, Inc.
(a)
36,706 4,224,494
International Money Express, Inc.
(a)
47,639 665,517
Marex Group PLC 154,747 5,202,594
Oportun Financial Corp.
(a)
60,431 372,859
OppFi, Inc. 166,898 1,890,954
Pagseguro Digital Ltd., Class A 775,596 7,755,960
Paysign, Inc.
(a)
65,527 412,165
PJT Partners, Inc., Class A 31,227 5,549,975
StoneX Group, Inc.
(a)
45,016 4,543,015
Victory Capital Holdings, Inc., Class A 42,077 2,724,906
WisdomTree, Inc.
(b)
273,048 3,795,367
World Acceptance Corp.
(a)
6,696 1,132,561
$ 52,140,947
Electric - 1 .71%
ALLETE, Inc. 87,045 5,779,788
Avista Corp. 128,326 4,852,006
TXNM Energy, Inc. 116,394 6,582,081
$ 17,213,875
Electrical Components & Equipment - 0 .64%
American Superconductor Corp.
(a)
36,058 2,141,485
EnerSys 31,952 3,609,298
Graham Corp.
(a)
11,794 647,490
$ 6,398,273
Electronics - 3 .91%
Allient, Inc. 13,455 602,111
Atmus Filtration Technologies, Inc. 47,513 2,142,361
Badger Meter, Inc. 22,488 4,015,907
ESCO Technologies, Inc. 14,015 2,958,707
Itron, Inc.
(a)
40,203 5,007,686
Kimball Electronics, Inc.
(a)
28,884 862,476
Mesa Laboratories, Inc. 9,647 646,445
COMMON STOCKS (continued) Shares Held Value
Electronics (continued)
Mirion Technologies, Inc.
(a)
216,672 $ 5,039,791
Napco Security Technologies, Inc. 32,777 1,407,772
OSI Systems, Inc.
(a)
12,417 3,094,813
Plexus Corp.
(a)
13,165 1,904,844
Sanmina Corp.
(a)
34,079 3,922,834
TTM Technologies, Inc.
(a)
133,566 7,693,402
$ 39,299,149
Energy - Alternate Sources - 1 .10%
NEXTracker, Inc., Class A
(a)
117,356 8,683,170
REX American Resources Corp.
(a)
17,460 534,625
Shoals Technologies Group, Inc., Class A
(a)
245,797 1,821,356
$ 11,039,151
Engineering & Construction - 4 .24%
Bowman Consulting Group Ltd.
(a)
9,693 410,595
Construction Partners, Inc., Class A
(a)
37,985 4,824,095
Dycom Industries, Inc.
(a)
23,626 6,893,122
Exponent, Inc. 25,427 1,766,668
Frontdoor, Inc.
(a)
33,734 2,269,961
Granite Construction, Inc. 37,629 4,126,020
Great Lakes Dredge & Dock Corp.
(a)
50,654 607,341
IES Holdings, Inc.
(a)
10,632 4,227,815
MYR Group, Inc.
(a)
14,437 3,003,329
Primoris Services Corp. 51,108 7,018,662
Sterling Infrastructure, Inc.
(a)
21,845 7,420,310
$ 42,567,918
Entertainment - 0 .59%
Accel Entertainment, Inc.
(a)
33,687 372,915
IMAX Corp.
(a)
67,606 2,214,097
Monarch Casino & Resort, Inc. 7,359 778,877
Rush Street Interactive, Inc.
(a)
59,938 1,227,530
Super Group SGHC Ltd. 99,477 1,313,096
$ 5,906,515
Environmental Control - 0 .15%
CECO Environmental Corp.
(a)
17,489 895,437
Energy Recovery, Inc.
(a)
39,775 613,330
$ 1,508,767
Food - 1 .36%
Cal-Maine Foods, Inc. 47,565 4,475,866
Chefs' Warehouse, Inc.
(a)
26,236 1,530,346
Marzetti Co. 8,491 1,467,160
Mission Produce, Inc.
(a)
17,284 207,754
Nathan's Famous, Inc. 5,246 580,942
Seneca Foods Corp., Class A
(a)
4,117 444,389
Simply Good Foods Co.
(a)
77,555 1,924,915
Tootsie Roll Industries, Inc.
(b)
11,641 487,991
United Natural Foods, Inc.
(a)
66,294 2,493,980
$ 13,613,343
Forest Products & Paper - 0 .14%
Sylvamo Corp. 32,592 1,441,218
Gas - 1 .01%
Northwest Natural Holding Co. 68,858 3,093,790
Spire, Inc. 86,865 7,081,235
$ 10,175,025
Hand & Machine Tools - 0 .38%
Franklin Electric Co., Inc. 19,464 1,852,973
Kennametal, Inc. 92,994 1,946,364
$ 3,799,337
Healthcare - Products - 4 .16%
10X Genomics, Inc., Class A
(a)
154,463 1,805,672
Adaptive Biotechnologies Corp.
(a)
85,101 1,273,111
Alphatec Holdings, Inc.
(a)
56,016 814,473
Artivion, Inc.
(a)
17,642 746,962
AtriCure, Inc.
(a)
27,362 964,511
Avanos Medical, Inc.
(a)
47,385 547,771
Axogen, Inc.
(a)
47,762 852,074
Bioventus, Inc., Class A
(a)
52,096 348,522
CareDx, Inc.
(a)
49,954 726,331
Castle Biosciences, Inc.
(a)
22,947 522,503
CONMED Corp. 24,604 1,157,126
Embecta Corp. 38,074 537,224

Schedule of Investments
Principal U.S. Small-Cap ETF
September 30, 2025 (unaudited)
COMMON STOCKS (continued) Shares Held Value
Healthcare - Products (continued)
Guardant Health, Inc.
(a)
95,036 $ 5,937,849
Haemonetics Corp.
(a)
39,372 1,918,991
ICU Medical, Inc.
(a)
14,038 1,683,999
Integer Holdings Corp.
(a)
24,356 2,516,706
Integra LifeSciences Holdings Corp.
(a)
78,679 1,127,470
iRadimed Corp. 5,307 377,646
iRhythm Technologies, Inc.
(a)
22,917 3,941,495
Lantheus Holdings, Inc.
(a)
52,743 2,705,188
LeMaitre Vascular, Inc. 8,670 758,712
LivaNova PLC
(a)
34,202 1,791,501
Merit Medical Systems, Inc.
(a)
30,829 2,565,898
MiMedx Group, Inc.
(a)
65,463 456,932
NeuroPace, Inc.
(a)
37,664 388,316
OmniAb, Inc., Earnout Shares
(a)
1,130 —
OmniAb, Inc., Earnout Shares
(a)
1,130 —
Omnicell, Inc.
(a)
31,723 965,965
Semler Scientific, Inc.
(a)
29,768 893,040
SI-BONE, Inc.
(a)
36,462 536,721
STAAR Surgical Co.
(a)
16,943 455,258
Tactile Systems Technology, Inc.
(a)
27,729 383,769
UFP Technologies, Inc.
(a)
7,935 1,583,826
Varex Imaging Corp.
(a)
37,402 463,785
$ 41,749,347
Healthcare - Services - 2 .92%
Addus HomeCare Corp.
(a)
9,979 1,177,422
Astrana Health, Inc.
(a)
15,515 439,850
BrightSpring Health Services, Inc.
(a)
123,125 3,639,575
Brookdale Senior Living, Inc.
(a)
160,199 1,356,886
Clover Health Investments Corp.
(a),(b)
454,192 1,389,827
CorVel Corp.
(a)
10,910 844,652
Ensign Group, Inc. 18,402 3,179,314
GeneDx Holdings Corp.
(a)
18,269 1,968,302
HealthEquity, Inc.
(a)
58,369 5,531,630
LifeStance Health Group, Inc.
(a)
168,316 925,738
National HealthCare Corp. 5,119 622,010
Pediatrix Medical Group, Inc.
(a)
48,445 811,454
Pennant Group, Inc.
(a)
21,036 530,528
Privia Health Group, Inc.
(a)
57,948 1,442,905
Surgery Partners, Inc.
(a)
78,218 1,692,637
Teladoc Health, Inc.
(a)
372,400 2,878,652
U.S. Physical Therapy, Inc. 10,585 899,196
$ 29,330,578
Home Builders - 1 .45%
Cavco Industries, Inc.
(a)
9,301 5,401,370
Green Brick Partners, Inc.
(a)
15,611 1,153,028
Installed Building Products, Inc. 17,028 4,200,127
LCI Industries 19,387 1,805,899
M/I Homes, Inc.
(a)
14,162 2,045,559
$ 14,605,983
Household Products & Wares - 0 .21%
ACCO Brands Corp. 99,745 397,983
Central Garden & Pet Co.
(a)
5,190 169,453
Central Garden & Pet Co., Class A
(a)
24,998 738,191
Helen of Troy Ltd.
(a)
30,746 774,799
$ 2,080,426
Insurance - 3 .39%
Bowhead Specialty Holdings, Inc.
(a)
31,475 851,084
Donegal Group, Inc., Class A 22,167 429,818
Goosehead Insurance, Inc., Class A 37,907 2,821,039
Hamilton Insurance Group Ltd., Class B
(a)
61,129 1,515,999
HCI Group, Inc. 21,783 4,180,811
Heritage Insurance Holdings, Inc.
(a)
62,811 1,581,581
Hippo Holdings, Inc.
(a)
29,843 1,079,123
Horace Mann Educators Corp. 36,010 1,626,572
NMI Holdings, Inc.
(a)
72,608 2,783,791
Palomar Holdings, Inc.
(a)
52,777 6,161,715
Root, Inc., Class A
(a)
42,700 3,822,077
Skyward Specialty Insurance Group, Inc.
(a)
56,585 2,691,183
Trupanion, Inc.
(a)
68,543 2,966,541
United Fire Group, Inc. 16,148 491,222
COMMON STOCKS (continued) Shares Held Value
Insurance (continued)
Universal Insurance Holdings, Inc. 38,175 $ 1,004,002
$ 34,006,558
Internet - 3 .30%
Angi, Inc.
(a)
50,866 827,081
Bumble, Inc., Class A
(a)
95,153 579,482
Cargurus, Inc.
(a)
59,092 2,199,995
ePlus, Inc. 16,279 1,155,972
EverQuote, Inc., Class A
(a)
27,472 628,285
fuboTV, Inc.
(a)
554,206 2,299,955
Gambling.com Group Ltd.
(a)
28,617 234,087
Grindr, Inc.
(a)
151,790 2,279,886
HealthStream, Inc. 19,068 538,480
Hims & Hers Health, Inc.
(a),(b)
127,252 7,217,733
LifeMD, Inc.
(a)
69,604 472,611
Magnite, Inc.
(a)
151,720 3,304,462
MediaAlpha, Inc., Class A
(a)
22,171 252,306
OptimizeRx Corp.
(a)
17,617 361,148
Revolve Group, Inc.
(a)
81,963 1,745,812
Shutterstock, Inc. 14,842 309,456
Sprinklr, Inc., Class A
(a)
205,466 1,586,198
Upwork, Inc.
(a)
220,932 4,102,707
Yelp, Inc.
(a)
59,761 1,864,543
Ziff Davis, Inc.
(a)
30,384 1,157,630
$ 33,117,829
Leisure Time - 0 .76%
Acushnet Holdings Corp. 22,407 1,758,726
Life Time Group Holdings, Inc.
(a)
172,172 4,751,947
Lindblad Expeditions Holdings, Inc.
(a)
30,206 386,637
OneSpaWorld Holdings Ltd. 35,153 743,134
$ 7,640,444
Machinery - Construction & Mining - 0 .85%
Argan, Inc. 27,651 7,467,152
Astec Industries, Inc. 15,130 728,207
Manitowoc Co., Inc.
(a)
36,503 365,395
$ 8,560,754
Machinery - Diversified - 2 .49%
Alamo Group, Inc. 8,732 1,666,939
Cactus, Inc., Class A 52,761 2,082,477
Chart Industries, Inc.
(a)
33,269 6,658,790
Columbus McKinnon Corp. 42,038 602,825
DXP Enterprises, Inc.
(a)
10,311 1,227,731
Lindsay Corp. 9,537 1,340,521
Mueller Water Products, Inc., Class A 102,252 2,609,471
Power Solutions International, Inc.
(a)
15,691 1,541,170
Thermon Group Holdings, Inc.
(a)
22,160 592,115
Watts Water Technologies, Inc., Class A 14,241 3,977,226
Zurn Elkay Water Solutions Corp. 57,967 2,726,188
$ 25,025,453
Media - 0 .49%
AMC Networks, Inc., Class A
(a)
30,542 251,666
Cable One, Inc. 12,123 2,146,377
CuriosityStream, Inc. 34,497 182,834
Gray Media, Inc. 90,728 524,408
TEGNA, Inc. 91,104 1,852,144
$ 4,957,429
Metal Fabrication & Hardware - 0 .35%
AZZ, Inc. 17,693 1,930,837
Janus International Group, Inc.
(a)
84,562 834,627
Proto Labs, Inc.
(a)
15,730 786,972
$ 3,552,436
Mining - 2 .50%
Caledonia Mining Corp. PLC 14,760 534,459
Centrus Energy Corp., Class A
(a)
29,643 9,191,405
Century Aluminum Co.
(a)
93,652 2,749,623
Coeur Mining, Inc.
(a)
566,164 10,621,237
Idaho Strategic Resources, Inc.
(a)
13,848 467,924
U.S. Lime & Minerals, Inc. 11,615 1,527,953
$ 25,092,601
Miscellaneous Manufacturers - 1 .25%
Byrna Technologies, Inc.
(a)
34,935 774,160

Schedule of Investments
Principal U.S. Small-Cap ETF
September 30, 2025 (unaudited)
COMMON STOCKS (continued) Shares Held Value
Miscellaneous Manufacturers (continued)
Fabrinet
(a)
19,205 $ 7,002,527
Federal Signal Corp. 36,576 4,352,178
Myers Industries, Inc. 23,490 397,921
$ 12,526,786
Office & Business Equipment - 0 .24%
Pitney Bowes, Inc. 215,485 2,458,684
Office Furnishings - 0 .22%
HNI Corp. 28,901 1,354,012
Interface, Inc. 29,261 846,813
$ 2,200,825
Oil & Gas - 1 .17%
California Resources Corp. 67,689 3,599,701
HighPeak Energy, Inc. 36,168 255,708
Par Pacific Holdings, Inc.
(a)
108,984 3,860,213
PrimeEnergy Resources Corp.
(a),(b)
5,458 911,650
Riley Exploration Permian, Inc. 12,396 336,056
Talos Energy, Inc.
(a)
234,985 2,253,506
Vitesse Energy, Inc.
(b)
25,283 587,324
$ 11,804,158
Oil & Gas Services - 1 .81%
Aris Water Solutions, Inc., Class A 50,359 1,241,853
Core Laboratories, Inc. 47,297 584,591
Expro Group Holdings NV
(a)
43,557 517,457
Flotek Industries, Inc.
(a)
48,016 701,034
Helix Energy Solutions Group, Inc.
(a)
134,118 879,814
Innovex International, Inc.
(a)
34,381 637,424
Kodiak Gas Services, Inc. 80,648 2,981,556
Liberty Energy, Inc. 239,144 2,951,037
National Energy Services Reunited Corp.
(a)
54,835 562,607
Oceaneering International, Inc.
(a)
62,652 1,552,517
Oil States International, Inc.
(a)
77,021 466,747
Ranger Energy Services, Inc., Class A 22,072 309,891
Solaris Energy Infrastructure, Inc. 63,237 2,527,583
TETRA Technologies, Inc.
(a)
89,851 516,643
Tidewater, Inc.
(a)
33,290 1,775,356
$ 18,206,110
Packaging & Containers - 0 .30%
Ardagh Metal Packaging SA 189,523 756,197
Greif, Inc., Class A 19,339 1,155,698
TriMas Corp. 28,584 1,104,486
$ 3,016,381
Pharmaceuticals - 2 .69%
AdaptHealth Corp.
(a)
79,802 714,228
Akebia Therapeutics, Inc.
(a)
208,765 569,928
Alkermes PLC
(a)
102,646 3,079,380
Amneal Pharmaceuticals, Inc.
(a)
96,933 970,299
Amphastar Pharmaceuticals, Inc.
(a)
32,665 870,522
Catalyst Pharmaceuticals, Inc.
(a)
82,764 1,630,451
Collegium Pharmaceutical, Inc.
(a)
18,633 651,969
CorMedix, Inc.
(a),(b)
81,047 942,577
Fulcrum Therapeutics, Inc.
(a)
63,485 584,062
Harmony Biosciences Holdings, Inc.
(a)
38,658 1,065,415
Indivior PLC
(a)
61,229 1,476,231
MannKind Corp.
(a)
209,533 1,125,192
Mirum Pharmaceuticals, Inc.
(a)
19,350 1,418,549
Option Care Health, Inc.
(a)
83,104 2,306,967
Pacira BioSciences, Inc.
(a)
37,378 963,231
Phibro Animal Health Corp., Class A 21,027 850,752
Premier, Inc., Class A 81,414 2,263,309
Protagonist Therapeutics, Inc.
(a)
43,341 2,879,143
SIGA Technologies, Inc. 40,720 372,588
Supernus Pharmaceuticals, Inc.
(a)
32,775 1,566,317
Xeris Biopharma Holdings, Inc.
(a)
93,897 764,322
$ 27,065,432
Pipelines - 0 .10%
Excelerate Energy, Inc., Class A 39,879 1,004,552
Private Equity - 0 .19%
P10, Inc., Class A 79,642 866,505
Patria Investments Ltd., Class A 70,666 1,031,724
$ 1,898,229
COMMON STOCKS (continued) Shares Held Value
Real Estate - 0 .99%
Compass, Inc., Class A
(a)
601,218 $ 4,827,780
Cushman & Wakefield PLC
(a)
164,994 2,626,704
eXp World Holdings, Inc.
(b)
104,310 1,111,945
McGrath RentCorp 12,046 1,412,996
$ 9,979,425
REITs - 5 .17%
American Assets Trust, Inc. 47,609 967,415
American Healthcare REIT, Inc. 140,376 5,897,196
Apollo Commercial Real Estate Finance, Inc. 142,297 1,441,469
Broadstone Net Lease, Inc. 163,123 2,915,008
CareTrust REIT, Inc. 172,179 5,971,168
CBL & Associates Properties, Inc. 12,724 389,100
Community Healthcare Trust, Inc. 26,348 403,124
COPT Defense Properties 91,819 2,668,260
Easterly Government Properties, Inc. 53,194 1,219,738
Elme Communities 65,716 1,107,972
Farmland Partners, Inc. 50,362 547,939
Four Corners Property Trust, Inc. 64,143 1,565,089
Getty Realty Corp. 39,552 1,061,180
Innovative Industrial Properties, Inc. 31,499 1,687,716
InvenTrust Properties Corp. 41,429 1,185,698
LTC Properties, Inc. 37,444 1,380,186
NETSTREIT Corp. 101,448 1,832,151
Outfront Media, Inc. 157,191 2,879,739
Plymouth Industrial REIT, Inc. 44,214 987,299
RLJ Lodging Trust 191,341 1,377,655
Ryman Hospitality Properties, Inc. 71,447 6,400,937
Safehold, Inc. 41,690 645,778
Sila Realty Trust, Inc. 39,200 983,920
Summit Hotel Properties, Inc. 123,323 677,043
Terreno Realty Corp. 96,802 5,493,513
Universal Health Realty Income Trust 7,311 286,372
$ 51,972,665
Retail - 3 .63%
Abercrombie & Fitch Co., Class A
(a)
64,123 5,485,723
Brinker International, Inc.
(a)
43,446 5,503,739
Build-A-Bear Workshop, Inc. 15,533 1,012,907
Cheesecake Factory, Inc. 77,901 4,256,511
FirstCash Holdings, Inc. 35,500 5,623,910
Jack in the Box, Inc.
(b)
53,803 1,063,685
La-Z-Boy, Inc. 32,041 1,099,647
Patrick Industries, Inc. 16,399 1,696,149
Potbelly Corp.
(a)
28,104 478,892
PriceSmart, Inc. 12,124 1,469,308
Sally Beauty Holdings, Inc.
(a)
92,884 1,512,151
Sonic Automotive, Inc., Class A 14,088 1,071,956
Urban Outfitters, Inc.
(a)
86,517 6,179,909
$ 36,454,487
Savings & Loans - 0 .56%
Axos Financial, Inc.
(a)
43,490 3,681,428
Home Bancorp, Inc. 7,932 430,906
Provident Financial Services, Inc. 77,321 1,490,749
$ 5,603,083
Semiconductors - 1 .50%
ACM Research, Inc., Class A
(a)
83,032 3,249,042
Axcelis Technologies, Inc.
(a)
33,491 3,270,061
Photronics, Inc.
(a)
52,065 1,194,892
Rambus, Inc.
(a)
63,889 6,657,234
SkyWater Technology, Inc.
(a)
38,299 714,659
$ 15,085,888
Software - 8 .42%
ACI Worldwide, Inc.
(a)
56,537 2,983,457
Alignment Healthcare, Inc.
(a)
156,188 2,725,481
AvidXchange Holdings, Inc.
(a)
271,463 2,701,057
Bandwidth, Inc., Class A
(a)
17,482 291,425
BlackLine, Inc.
(a)
57,498 3,053,144
Box, Inc., Class A
(a)
145,527 4,696,156
Clear Secure, Inc., Class A 99,365 3,316,804
Clearwater Analytics Holdings, Inc., Class A
(a)
290,608 5,236,756
Climb Global Solutions, Inc. 8,242 1,111,351

Schedule of Investments
Principal U.S. Small-Cap ETF
September 30, 2025 (unaudited)
COMMON STOCKS (continued) Shares Held Value
Software (continued)
Commerce.com, Inc.
(a)
156,045 $ 778,665
Commvault Systems, Inc.
(a)
31,673 5,979,229
CSG Systems International, Inc. 17,636 1,135,406
Digi International, Inc.
(a)
23,783 867,128
DigitalOcean Holdings, Inc.
(a)
67,877 2,318,678
Five9, Inc.
(a)
159,584 3,861,933
Freshworks, Inc., Class A
(a)
272,916 3,212,221
GigaCloud Technology, Inc., Class A
(a)
18,781 533,380
IBEX Holdings Ltd.
(a)
15,017 608,489
Innodata, Inc.
(a)
86,172 6,641,276
Life360, Inc.
(a),(b)
52,972 5,630,924
LiveRamp Holdings, Inc.
(a)
49,950 1,355,643
N-able, Inc.
(a)
125,104 975,811
Nutex Health, Inc.
(a),(b)
9,051 935,149
Pagaya Technologies Ltd., Class A
(a)
75,023 2,227,433
PagerDuty, Inc.
(a)
128,563 2,123,861
Phreesia, Inc.
(a)
32,663 768,234
Planet Labs PBC
(a)
156,358 2,029,527
PROS Holdings, Inc.
(a)
82,880 1,898,781
Red Violet, Inc. 16,932 884,697
Sapiens International Corp. NV 27,674 1,189,982
Simulations Plus, Inc.
(a)
31,121 468,993
SPS Commerce, Inc.
(a)
30,663 3,193,245
Talkspace, Inc.
(a)
180,833 499,099
TruBridge, Inc.
(a)
21,174 427,080
Verint Systems, Inc.
(a)
95,529 1,934,462
Viant Technology, Inc., Class A
(a)
46,923 404,945
Vimeo, Inc.
(a)
85,739 664,477
VTEX, Class A
(a)
163,289 715,206
Waystar Holding Corp.
(a)
91,221 3,459,100
Yext, Inc.
(a)
86,032 732,993
$ 84,571,678
Telecommunications - 2 .08%
A10 Networks, Inc. 72,526 1,316,347
BlackSky Technology, Inc.
(a),(b)
62,620 1,261,793
Clearfield, Inc.
(a)
22,422 770,868
Credo Technology Group Holding Ltd.
(a)
54,800 7,979,428
Frequency Electronics, Inc.
(a)
23,136 784,542
IDT Corp., Class B 13,241 692,637
InterDigital, Inc. 15,052 5,196,402
NETGEAR, Inc.
(a)
48,714 1,577,846
Preformed Line Products Co. 6,801 1,334,016
$ 20,913,879
Textiles - 0 .18%
UniFirst Corp. 10,729 1,793,782
Transportation - 1 .40%
Ardmore Shipping Corp. 51,526 611,613
Costamare, Inc. 50,554 602,098
DHT Holdings, Inc. 115,937 1,385,447
Matson, Inc. 31,442 3,099,867
Navigator Holdings Ltd.
(b)
36,243 561,404
Scorpio Tankers, Inc. 74,096 4,153,081
Teekay Corp. Ltd. 79,628 651,357
Teekay Tankers Ltd., Class A 34,127 1,725,120
World Kinect Corp. 49,379 1,281,385
$ 14,071,372
Water - 0 .51%
Consolidated Water Co. Ltd. 46,793 1,650,857
Middlesex Water Co. 39,357 2,130,001
York Water Co. 42,904 1,305,140
$ 5,085,998
TOTAL COMMON STOCKS a $ 1,001,278,796
INVESTMENT COMPANIES - 1 .43 % Shares Held Value
Money Market Funds - 1 .43% - —
Principal Government Money Market Fund,
Class R-6 4.04%
(d),(e),(f)
11,656,960 $ 11,656,960
INVESTMENT COMPANIES (continued) Shares Held Value
Money Market Funds (continued)
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.10%
(d)
2,739,286 $ 2,739,286
TOTAL INVESTMENT COMPANIES a $ 14,396,246
Total Investments
101.11%
$ 1,015,675,042
Other Assets and Liabilities - (1.11%) (11,174,389)
TOTAL NET ASSETS - 100.00% $ 1,004,500,653
(a)
Non-income producing security.
(b)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $11,376,241 or 1.13% of net assets.
(c)
The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(d)
1-day yield shown as of period end.
(e)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(f)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $11,656,960 or 1.16% of net assets.

Schedule of Investments
Principal U.S. Small-Cap ETF
September 30, 2025 (unaudited)
Affiliated Securities
June 30, 2025
Value
Purchases
Cost
Sales
Proceeds
September 30, 2025
Value
Principal Government Money Market Fund, Class R-6 4.04% $ 4,091,677 $ 48,519,391 $ 40,954,108 $ 11,656,960
$ 4,091,677 $ 48,519,391 $ 40,954,108 $ 11,656,960
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 4.04% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Value ETF
September 30, 2025 (unaudited)
COMMON STOCKS - 99 .38 % Shares Held Value
Advertising - 1 .34% - —
Interpublic Group of Cos., Inc. 35,305 $ 985,362
Omnicom Group, Inc. 11,786 960,913
$ 1,946,275
Aerospace & Defense - 3 .79%
General Dynamics Corp. 4,050 1,381,050
L3Harris Technologies, Inc. 4,945 1,510,253
Lockheed Martin Corp. 2,621 1,308,429
Northrop Grumman Corp. 2,156 1,313,694
$ 5,513,426
Agriculture - 1 .76%
Altria Group, Inc. 20,445 1,350,596
Archer-Daniels-Midland Co. 20,178 1,205,434
$ 2,556,030
Apparel - 0 .93%
Ralph Lauren Corp. 4,284 1,343,291
Banks - 6 .90%
Bank of America Corp. 40,794 2,104,562
Citizens Financial Group, Inc. 23,596 1,254,363
Fifth Third Bancorp 25,121 1,119,141
PNC Financial Services Group, Inc. 6,330 1,271,887
Regions Financial Corp. 44,624 1,176,735
U.S. Bancorp 26,044 1,258,706
Wells Fargo & Co. 21,946 1,839,514
$ 10,024,908
Beverages - 0 .98%
Constellation Brands, Inc., Class A 5,368 722,909
Molson Coors Beverage Co., Class B 15,358 694,949
$ 1,417,858
Biotechnology - 0 .78%
Corteva, Inc. 16,683 1,128,271
Building Materials - 0 .66%
Masco Corp. 13,716 965,469
Chemicals - 0 .46%
Eastman Chemical Co. 10,681 673,437
Commercial Services - 1 .35%
Automatic Data Processing, Inc. 4,195 1,231,233
MarketAxess Holdings, Inc. 4,214 734,289
$ 1,965,522
Computers - 9 .10%
Accenture PLC, Class A 4,714 1,162,472
Apple, Inc. 24,013 6,114,430
Cognizant Technology Solutions Corp., Class A 13,202 885,458
Hewlett Packard Enterprise Co. 60,750 1,492,020
HP, Inc. 34,944 951,525
Leidos Holdings, Inc. 7,158 1,352,576
NetApp, Inc. 10,702 1,267,759
$ 13,226,240
Cosmetics & Personal Care - 1 .27%
Procter & Gamble Co. 12,043 1,850,407
Distribution & Wholesale - 0 .64%
Pool Corp. 3,015 934,861
Diversified Financial Services - 6 .60%
Ameriprise Financial, Inc. 2,154 1,058,152
Capital One Financial Corp. 6,296 1,338,404
Cboe Global Markets, Inc. 4,403 1,079,836
Franklin Resources, Inc. 47,532 1,099,415
Intercontinental Exchange, Inc. 6,867 1,156,952
Invesco Ltd. 60,623 1,390,692
Nasdaq, Inc. 13,233 1,170,459
Synchrony Financial 18,264 1,297,657
$ 9,591,567
Electronics - 1 .74%
Allegion PLC 7,257 1,287,029
Hubbell, Inc. 2,896 1,246,178
$ 2,533,207
Food - 2 .00%
Hershey Co. 5,774 1,080,027
Hormel Foods Corp. 30,513 754,891
Mondelez International, Inc., Class A 17,113 1,069,049
$ 2,903,967
COMMON STOCKS (continued) Shares Held Value
Hand & Machine Tools - 0 .69%
Snap-on, Inc. 2,899 $ 1,004,591
Healthcare - Products - 0 .92%
Medtronic PLC 14,096 1,342,503
Healthcare - Services - 2 .32%
Elevance Health, Inc. 2,762 892,457
Humana, Inc. 3,746 974,597
UnitedHealth Group, Inc. 4,343 1,499,638
$ 3,366,692
Home Builders - 0 .75%
Lennar Corp., Class A 8,688 1,095,036
Household Products & Wares - 1 .23%
Avery Dennison Corp. 5,377 871,988
Kimberly-Clark Corp. 7,325 910,791
$ 1,782,779
Insurance - 8 .62%
Allstate Corp. 5,084 1,091,281
American International Group, Inc. 12,406 974,367
Assurant, Inc. 4,595 995,277
Chubb Ltd. 4,099 1,156,943
Cincinnati Financial Corp. 6,606 1,044,409
Everest Group Ltd. 2,624 919,004
Hartford Insurance Group, Inc. 8,187 1,092,064
Marsh & McLennan Cos., Inc. 5,184 1,044,731
MetLife, Inc. 12,966 1,068,009
Prudential Financial, Inc. 9,233 957,831
Travelers Cos., Inc. 4,100 1,144,802
Willis Towers Watson PLC 3,014 1,041,186
$ 12,529,904
Internet - 1 .58%
CDW Corp. 5,947 947,238
eBay, Inc. 14,773 1,343,605
$ 2,290,843
Lodging - 0 .91%
Las Vegas Sands Corp. 24,623 1,324,471
Machinery - Construction & Mining - 1 .34%
Caterpillar, Inc. 4,065 1,939,615
Machinery - Diversified - 2 .16%
Deere & Co. 2,653 1,213,111
IDEX Corp. 5,283 859,861
Nordson Corp. 4,684 1,063,034
$ 3,136,006
Media - 0 .77%
Comcast Corp., Class A 35,539 1,116,635
Miscellaneous Manufacturers - 2 .48%
A.O. Smith Corp. 14,072 1,033,026
Illinois Tool Works, Inc. 4,429 1,154,906
Parker-Hannifin Corp. 1,874 1,420,773
$ 3,608,705
Oil & Gas - 7 .45%
Chevron Corp. 10,164 1,578,368
ConocoPhillips 12,547 1,186,821
EOG Resources, Inc. 8,828 989,795
Exxon Mobil Corp. 19,976 2,252,294
Marathon Petroleum Corp. 7,178 1,383,488
Occidental Petroleum Corp. 20,325 960,356
Phillips 66 8,522 1,159,162
Valero Energy Corp. 7,721 1,314,578
$ 10,824,862
Oil & Gas Services - 2 .04%
Baker Hughes Co. 23,699 1,154,615
Halliburton Co. 38,378 944,099
Schlumberger NV 25,294 869,355
$ 2,968,069
Pharmaceuticals - 3 .84%
Becton Dickinson & Co. 4,744 887,934
Bristol-Myers Squibb Co. 20,960 945,296
Johnson & Johnson 12,326 2,285,487
Merck & Co., Inc. 17,348 1,456,018
$ 5,574,735

Schedule of Investments
Principal Value ETF
September 30, 2025 (unaudited)
COMMON STOCKS (continued) Shares Held Value
REITs - 5 .23%
Alexandria Real Estate Equities, Inc. 9,882 $ 823,566
AvalonBay Communities, Inc. 4,683 904,615
Healthpeak Properties, Inc. 46,649 893,328
Mid-America Apartment Communities, Inc. 5,776 807,081
Prologis, Inc. 10,834 1,240,710
Public Storage 3,572 1,031,772
SBA Communications Corp. 4,532 876,262
VICI Properties, Inc. 31,116 1,014,693
$ 7,592,027
Retail - 2 .43%
Best Buy Co., Inc. 12,924 977,313
Lowe's Cos., Inc. 5,509 1,384,467
Williams-Sonoma, Inc. 5,992 1,171,136
$ 3,532,916
Semiconductors - 6 .89%
Microchip Technology, Inc. 19,996 1,284,143
NVIDIA Corp. 32,736 6,107,883
QUALCOMM, Inc. 9,045 1,504,726
Skyworks Solutions, Inc. 14,440 1,111,591
$ 10,008,343
Software - 5 .02%
Broadridge Financial Solutions, Inc. 4,145 987,215
Microsoft Corp. 10,452 5,413,613
Paychex, Inc. 7,004 887,827
$ 7,288,655
Telecommunications - 0 .80%
T-Mobile U.S., Inc. 4,827 1,155,487
Transportation - 1 .61%
FedEx Corp. 4,327 1,020,350
Union Pacific Corp. 5,578 1,318,472
$ 2,338,822
TOTAL COMMON STOCKS a $ 144,396,432
INVESTMENT COMPANIES - 0 .45 % Shares Held Value
Money Market Funds - 0 .45% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.10%
(a)
656,548 $ 656,548
TOTAL INVESTMENT COMPANIES a $ 656,548
Total Investments
99.83%
$ 145,052,980
Other Assets and Liabilities - 0.17% 250,682
TOTAL NET ASSETS - 100.00% $ 145,303,662
(a)
1-day yield shown as of period end.